   As filed with the Securities and Exchange Commission on August 13, 2001
                                            Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                           Post-Effective Amendment No. 39            [X]

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                 [X]
                                    Amendment No. 40                  [X]

                                  FIFTH THIRD FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
              (Address of Principal Executive Office) (Zip Code)

                                (888) 799-5353
               (Registrant's Telephone Number, including Area Code)


                                Jeffrey C. Cusick
                                 Vice President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                       (Name and Address of Agent for Service)

                                   with a copy to:

                                 Martin E. Lybecker
                                    Ropes & Gray
                                 One Franklin Square
                           1301 K Street, Suite 800 East
                                 Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to  [_]  On (date) pursuant to paragraph
     paragraph (b)                             (a)

[_]  60 days after filing pursuant to     [_]  On _____ pursuant to paragraph
     paragraph (a)(1)                          paragraph (a)(1)


[_]  75 days after filing pursuant to     [_]  On (date) pursuant to paragraph
     paragraph (a)(2)                          (a)(2) of Rule 485


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

[LOGO of Fifth Third Funds]

                                   [GRAPHIC]

                                                             MULTICAP VALUE FUND
                                                             MICROCAP VALUE FUND

Fifth Third Funds

Investment A Shares
Investment B Shares
Investment C Shares

Working hard to build your wealth!

Prospectus
August 13, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds             Investment A Shares
Stock and Bond Mutual Funds   Investment B Shares
                              Investment C Shares
Overview

This section provides important information about each of the stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 .  the investment objective

 .  principal investment strategies

 .  principal risks, and

 .  volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Like all mutual funds, share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

                               Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies, and Risks
---------------------------------------------------------------------
Fifth Third Multicap Value Fund                                     1
Fifth Third Microcap Value Fund                                     3

Shareholder Fees and Fund Expenses
---------------------------------------------------------------------
Fee Tables                                                          5
Expense Examples                                                    6

Additional Information About the Funds' Investments
---------------------------------------------------------------------
                                                                    7

Fund Management
---------------------------------------------------------------------
Investment Advisor                                                 12
Portfolio Managers                                                 12
Fund Administration                                                12

Shareholder Information
---------------------------------------------------------------------
Purchasing And Selling Fund Shares                                 13
Purchasing And Adding To Your Shares                               13
Selling Your Shares                                                14
Exchanging Your Shares                                             15
Distribution Arrangements/Sales Charges for Stock and Bond Funds   16
Dividends And Capital Gains                                        20
Taxation                                                           20

Financial Highlights
---------------------------------------------------------------------
                                                                   21

Back Cover
---------------------------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Multicap Value Fund [GRAPHIC]


Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income).

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities. Equity
Strategies          securities consist of common stock and securities
                    convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments.
                    Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
                    company's activities and financial condition and in
 An investment in   overall market conditions. While the Fund invests in both
 the Fund is not    smaller and larger companies, the smaller companies in
 a deposit of       which the Fund invests are especially sensitive to these
 Fifth Third Bank   factors and therefore may be subject to greater share
 or any other       price fluctuations than other companies. Also, securities
 bank and is not    of these smaller companies are often less liquid, thus
 insured or         possibly limiting the ability of the Fund to dispose of
 guaranteed by      such securities when the Advisor deems it desirable to do
 the FDIC or any    so. As a result of these factors, securities of these
 other government   smaller companies may expose shareholders of the Fund to
 agency.            above-average risk.

                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multicap Value Fund [GRAPHIC]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Russell 3000
Index is an
unmanaged index
generally
representative of
the performance
of the U.S. stock
market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.


                                    [GRAPH]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                1991     36.45%
                                1992     13.56%
                                1993     24.51%
                                1994      0.62%
                                1995     22.43%
                                1996     19.13%
                                1997     28.16%
                                1998     -8.74%
                                1999     12.93%
                                2000     23.29%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q1 1991  27.03%
                          Worst quarter:  Q3 1998 -21.06%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Investment A Shares/1/     9/30/89      17.75%      13.13%       15.98%         13.04%
(with 4.50% sales
charge)
                        -------------------------------------------------------------------
Investment B Shares/2/     9/30/89      17.69%      13.38%       15.94%         12.95%
(with applicable
Contingent Deferred
Sales Charge)
                        -------------------------------------------------------------------
Investment C Shares/2/     9/30/89      21.69%      13.62%       15.94%         12.95%
(with applicable
Contingent Deferred
Sales Charge)
                        -------------------------------------------------------------------
                                        -7.46%      17.39%       17.38%     (Since 10/1/89)
Russell 3000 Index*                                                             14.84%
                        -------------------------------------------------------------------
Lipper Multicap Value                    9.64%      13.69%       14.87%     (Since 10/1/89)
Index**                                                                         12.13%

--------------------------------------------------------------------------------
------
* The Russell 3000 Index is composed of 3,000 large U.S. Companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges. /1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multicap Value Fund.
/2/For the period prior to August 13, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.

Fifth Third Microcap Value Fund [GRAPHIC]


Fundamental         Capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities of companies
Strategies          whose equity securities have a total market value of
                    between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the
                    Advisor will give secondary consideration to insider transactions and the growth of earnings.

                    As a result of its focus on smaller companies and its intent to take short-term positions (anywhere from 2 days to 3 months) in certain equity securities, the Fund may be considered to be more "aggressive" than other mutual funds having a "value" style of investing.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
                    company's activities and financial condition and in
 An investment in   overall market and financial conditions. The smaller
 the Fund is not    companies in which the Fund invests are especially
 a deposit of       sensitive to these factors and therefore may be subject to
 Fifth Third Bank   greater share price fluctuations than other companies.
 or any other       Also, securities of these smaller companies are often less
 bank and is not    liquid, thus possibly limiting the ability of the Fund to
 insured or         dispose of such securities when the Advisor deems it
 guaranteed by      desirable to do so. As a result of these factors,
 the FDIC or any    securities of these smaller companies may expose
 other government   shareholders of the Fund to above average risk.
 agency.
                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Microcap Value Fund [GRAPHIC]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Russell 2000
Index is an
unmanaged index
generally
representative of
the performance
of the small
capitalization
stock market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [GRAPH]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                1999     21.30%
                                2000     -1.46%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 1999 21.23%
                          Worst quarter:  Q4 2000 -7.27%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                                    Inception Date Past Year Since Inception
                                --------------------------------------------
Investment A Shares/1/ (with 4.50%      2/1/98      -5.89%        3.53%
sales charge)
                                --------------------------------------------
Investment B Shares/1/ (with            2/1/98      -6.78%        3.65%
applicable Contingent Deferred
Sales Charge)
                                --------------------------------------------
Investment C Shares/1/ (with            2/1/98      -2.85%        4.61%
applicable Contingent Deferred
Sales Charge)
                                --------------------------------------------
Russell 2000 Index*                                 -3.02%        5.36%
                                --------------------------------------------
Lipper Small Cap Value Index**                      16.10%        4.08%

--------------------------------------------------------------------------------
------
* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.
** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.
/1/For the period prior to August 13, 2001, the quoted performance of Investment A, Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment A, Investment B and Investment C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset
  Management Inc., was merged into Fifth Third Mircocap Value Fund.

            Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

 Shareholder Fees

                            Fifth Third                Fifth Third
                        Multicap Value Fund        Microcap Value Fund
                        -------------------        -------------------
                          A      B         C         A      B         C
Maximum Sales Charge
(Load) Imposed on
Purchases                4.50%   None      None     4.50%   None      None
-----------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends      None   None      None      None   None      None
-----------------------------------------------------------------------------
Maximum Deferred Sales
Load                      None  5.00%/1/  1.00%/2/   None  5.00%/1/  1.00%/2/
-----------------------------------------------------------------------------
 Annual Fund Operating Expenses
 (as a percentage of average
 net assets)
Management fees          1.00%  1.00%     1.00%     1.00%  1.00%     1.00%
-----------------------------------------------------------------------------
Distribution/Service
(12b-1) fees             0.25%  1.00%     0.75%     0.25%  1.00%     0.75%
-----------------------------------------------------------------------------
Other expenses/3/        0.51%  0.51%     0.76%     0.77%  0.77%     1.02%
-----------------------------------------------------------------------------
Total Annual Fund
Operating Expenses       1.76%  2.51%     2.51%     2.02%  2.77%     2.77%

---------------------------------------------------------
---------------------------------------------------------

/1/5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.
/2/The CDSC for Investment C shares of 1.00% applies to shares redeemed within the first year of purchase.
/3/Other expenses are based on estimated amounts for the current fiscal year. /4/The Funds' Administrator, Advisor and its affiliates have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multicap Value Fund to: Investment A, 1.58%, Investment B, 2.33%; and Investment C, 2.33%; for the Microcap Value Fund to: Investment A, 1.65%, Investment B, 2.40%; and Investment C, 2.40%. These waivers and/or expense reimbursements may be terminated at any time.

            Shareholder Fees and Fund Expenses
Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

             Fifth Third Multicap     1     3
             Value Fund              Year Years
               ---------------------------------
             Investment A Shares     $621 $  979
               ---------------------------------
             Investment B Shares
             Assuming Redemption     $754 $1,082
             Assuming no Redemption  $254 $  782
               ---------------------------------
             Investment C Shares
             Assuming Redemption     $354 $  782
             Assuming no Redemption  $254 $  782
               ---------------------------------

             Fifth Third Microcap     1     3
             Value Fund              Year Years
               ---------------------------------
             Investment A Shares     $646 $1,055
               ---------------------------------
             Investment B Shares
             Assuming Redemption     $780 $1,159
             Assuming no Redemption  $280 $  859
               ---------------------------------
             Investment C Shares
             Assuming Redemption     $380 $  859
             Assuming no Redemption  $280 $  859
               ---------------------------------

            Additional Information About the Funds' Investments
Investment Practices

The Funds invest, either directly or through other investment companies, in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds are exposed to, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                               FUND CODE
---------                                               ---------
Multicap Value Fund                                          1
Microcap Value Fund                                          2

                      INSTRUMENT                        FUND CODE   RISK TYPE
                      ----------                        --------- -------------
Bankers' Acceptances: Bills of exchange or time drafts    1, 2    Credit
drawn on and accepted by a commercial bank. Maturities            Liquidity
are generally six months or less.                                 Market
                                                                  Interest Rate

Bonds: Interest-bearing or discounted securities that     1, 2    Market
obligate the issuer to pay the bondholder a specified             Credit
sum of money, usually at specific intervals, and to               Interest Rate
repay the principal amount of the loan at maturity.               Political

Call and Put Options: A call option gives the buyer       1, 2    Management
the right to buy, and obligates the seller of the                 Liquidity
option to sell, a security at a specified price. A put            Credit
option gives the buyer the right to sell, and                     Market
obligates the seller of the option to buy a security              Leverage
at a specified price.

Certificates of Deposit: Negotiable instruments with a    1, 2    Market
stated maturity.                                                  Credit
                                                                  Liquidity
                                                                  Interest Rate

Commercial Paper: Secured and unsecured short-term        1, 2    Credit
promissory notes issued by corporations and other                 Liquidity
entities. Maturities generally vary from a few days to            Market
nine months.                                                      Interest Rate

Common Stock: Shares of ownership of a company.           1, 2    Market

Convertible Securities: Bonds or preferred stock that       1     Market
convert to common stock.                                          Credit

High-Yield/High-Risk/Debt Securities: High-yield/high-    1, 2    Credit
risk/debt securities are securities that are rated                Market
below investment grade by the primary rating agencies             Liquidity
(e.g., BB or lower by Standard & Poor's and Ba or                 Interest Rate
lower by Moody's). These securities are considered
speculative and involve greater risk of loss than
investment grade debt securities. Other terms commonly
used to describe such securities include "lower rated
bonds," "non-investment grade bonds" and "junk bonds."

            Additional Information About the Funds' Investments

                   INSTRUMENT                      FUND CODE     RISK TYPE
                   ----------                      --------- ------------------
Illiquid Securities: Securities which may be         1, 2    Liquidity
difficult to sell at an acceptable price.                    Market

Investment Company Securities: Shares of             1, 2    Market
investment companies. (Note: These investment                Foreign Investment
companies may include money market funds of Fifth            Investment Style
Third Funds.)                                                Inverse
                                                             Leverage
                                                             Liquidity
                                                             Management

Investment Grade Bonds: Interest-bearing or          1, 2    Market
discounted government or corporate securities                Credit
that obligate the issuer to pay the bondholder a
specified sum of money, usually at specific
intervals, and to repay the principal amount of
the loan at maturity. Investment grade bonds are
those rated BBB or better by S&P or Baa or better
by Moody's or similarly rated by other nationally
recognized statistical rating organizations, or,
if not rated, determined to be of comparable
quality by the Advisor.

Money Market Instruments: Investment-grade, U.S.     1, 2    Market
dollar denominated debt securities that have                 Credit
remaining maturities of one year or less. These
securities may include U.S. government
obligations, commercial paper and other short-
term corporate obligations, repurchase agreements
collateralized with U.S. government securities,
certificates of deposit, bankers' acceptances,
and other financial institution obligations.
These securities may carry fixed or variable
interest rates.

Repurchase Agreements: The purchase of a security    1, 2    Market
and the simultaneous commitment to return the                Leverage
security to the seller at an agreed upon price on
an agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered     1, 2    Liquidity
under the Securities Act of 1933, such as                    Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreements: The sale of a         1, 2    Market
security and the simultaneous commitment to buy              Leverage
the security back at an agreed upon price on an
agreed upon date. This is treated as a borrowing
by a Fund.

Securities Lending: The lending of up to 33 1/3%     1, 2    Market
of the Fund's total assets. In return the Fund               Leverage
will receive cash, other securities, and/or                  Liquidity
letters of credit.                                           Credit

Short-Term Trading: The sale of a security soon      1, 2    Market
after its purchase. A portfolio engaging in such
trading will have higher turnover and transaction
expenses.

Small and Microcap Equities: Equity securities of    1, 2    Market
companies with market capitalization within or               Liquidity
lower than those included in the S & P Small Cap
600 Index.

            Additional Information About the Funds' Investments

                      INSTRUMENT                        FUND CODE   RISK TYPE
                      ----------                        --------- -------------
Stock-Index Options: A security that combines features      1     Management
of options with securities trading using composite                Market
stock indices.                                                    Credit
                                                                  Liquidity
                                                                  Leverage

Time Deposits: Non-negotiable receipts issued by a        1, 2    Liquidity
bank in exchange for the deposit of funds.                        Credit
                                                                  Market

U.S. Government Agency Securities: Securities issued      1, 2    Interest Rate
by agencies and instrumentalities of the U.S.                     Credit
government. These include Ginnie Mae, Fannie Mae, and
Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,           1, 2    Interest Rate
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

            Additional Information About the Funds' Investments
Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Inverse Market Risk: The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

            Additional Information About the Funds' Investments

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

            Fund Management

Investment Advisor

Fifth Third Asset Management Inc. (formerly known as Maxus Asset Management Inc.) (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds. The Advisor is wholly owned by Fifth Third Bank. The Advisor, an investment management organization founded in 1976, is actively engaged in providing discretionary investment management services to institutional and individual clients.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor also furnishes office space and certain administrative services to the Funds.

Portfolio Managers

Richard A. Barone is the co-portfolio manager of the Fifth Third Multicap Value Fund and Fifth Third Microcap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multicap Value Fund and Fifth Third Microcap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

          Maximum               Average Aggregate Daily
     Administrative Fee         Net Assets of the Trust
     ------------------         -----------------------
          0.20%                 of the first $1 billion
          0.18%                 of the next $1 billion
          0.17%                 in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds, Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.04% of the average aggregate daily net assets of all the Funds.

            Shareholder Information
Purchasing And Selling Fund Shares

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Purchasing And Adding To Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application, and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment A, Investment B, and Investment C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Investment A, B, and C shares are also available to the general public through the Distributor.

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Minimum Investments

                    The minimum initial investment in Investment A, Investment B, or Investment C shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Investment B shares of a Fund offered by this Prospectus.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

            Shareholder Information

                    For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

Systematic Investment Program--Investment A and Investment B shares

                    You may make monthly systematic investments in Investment A or Investment B shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A, Investment B, or Investment C shares through the financial institution through which you purchased them.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly, or annual basis on the first day of that period that the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

            Shareholder Information

Closing of Small
Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your
Shares

You may exchange     Instructions for Exchanging Shares --
your Investment
A, Investment B      Investment A, Investment B, and Investment C shares. If
or Investment C      exchanging shares through your financial institution, ask
shares for the       it for exchange procedures or call 1-800-282-5706.
same class of
shares of any        Notes on exchanges
other Fifth Third
Fund. No             To prevent disruption in the management of the Funds,
transaction fees     market timing strategies and frequent exchange activity
are charged for      may be limited by the Funds. Although not anticipated,
exchanges. Be        the Funds may reject exchanges, or change or terminate
sure to read the     rights to exchange shares at any time.
Prospectus
carefully of any     When exchanging from a Fund that has no sales charge or a
Fund into which      lower sales charge to a Fund with a higher sales charge,
you wish to          you will pay the difference.
exchange shares.
                     Shares of the new Fund must be held in the same account
You must meet the    name, with the same registration and tax identification
minimum              numbers, as the shares of the old Fund.
investment
requirements for     The Exchange Privilege may be changed or eliminated at
the Fund into        any time.
which you are
exchanging.          The Exchange Privilege is available only in states where
Exchanges from       shares of the Funds may be sold.
one Fund to
another are          All exchanges are based on the relative net asset value
taxable for          next determined after the exchange order is received by
investors subject    the Funds.
to federal or
state income
taxation. These
procedures apply
only to exchanges
between existing
accounts.

            Shareholder Information
Distribution Arrangements/Sales Charges for Stock and Bond Funds

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                             Investment A        Investment B        Investment C
                          ------------------- ------------------- -------------------
Sales Charge (Load)       Front-end sales     No front-end sales  No front-end sales
                          charge; reduced     charge. A           charge. A
                          sales charges       contingent deferred contingent deferred
                          available.          sales charge (CDSC) sales charge (CDSC)
                                              will be imposed on  will be imposed on
                                              shares redeemed     shares redeemed
                                              within 6 years      within 12 months
                                              after purchase.     after purchase.

Distribution/Service      Subject to annual   Subject to annual   Subject to annual
 (12b-1) Fee              distribution and    distribution and    distribution and
                          shareholder         shareholder         shareholder
                          servicing fees of   servicing fees of   servicing fees of
                          up to 0.25% of the  up to 1.00% of the  up to 0.75% of the
                          Fund's assets.      Fund's assets.      Fund's assets.
                                                                  (Also subject to a
                                                                  non-12b-1 fee for
                                                                  shareholder
                                                                  servicing of up to
                                                                  0.25% of the Fund's
                                                                  assets.)

Fund Expense              Lower annual        Higher annual       Higher annual
                          expenses than       expenses than       expenses than
                          Investment B and C  Investment A        Investment A
                          shares.             shares.             shares.

Conversion                None                Converts to         None
                                              Investment A shares
                                              after 8 years.

Calculation of Sales Charges

 Investment A shares

Investment A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                  Sales Charge  Sales Charge as
                                   as a % of        a % of
Your Investment                  Offering Price Your Investment
---------------                  -------------- ---------------
Less than $50,000                    4.50%           4.71%
$50,000 but less than $100,000       4.00%           4.17%
$100,000 but less than $150,000      3.00%           3.09%
$150,000 but less than $250,000      2.00%           2.04%
$250,000 but less than $500,000      1.00%           1.01%
$500,000 or more                     0.00%           0.00%

            Shareholder Information

If you have a Club 53 Account, One Account Advantage or Platinum One Account through Fifth Third Bank, you are eligible for the following reduced sales charges:

                                  Sales Charge  Sales Charge as
                                   as a % of        a % of
Your Investment                  Offering Price Your Investment
---------------                  -------------- ---------------
Less than $50,000                    3.97%           4.13%
$50,000 but less than $100,000       3.47%           3.59%
$100,000 but less than $150,000      2.47%           2.53%
$150,000 but less than $250,000      1.47%           1.49%
$250,000 but less than $500,000      0.47%           0.47%
$500,000 and above                   0.00%           0.00%

If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reductions

You may qualify for reduced sales charges under the following circumstances.

  . Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Investment A shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.50% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

  . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

  . Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Investment B shares

Investment B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Investment B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

            Shareholder Information

Investment B shares are subject to the following CDSC schedule:

                                       % of NAV (at time of
                                    purchase or sale if lower)
Year of Redemption After Purchase     deducted from proceeds
---------------------------------   --------------------------
During the first year                           5%
During the second year                          4%
During the third or fourth years                3%
During the fifth year                           2%
During the sixth year                           1%
During the seventh or eighth years              0%

Sales Charge Waivers

 Investment A shares

The following transactions qualify for waivers of sales charges that apply to Investment A shares:

  . Shares purchased by investment representatives through fee-based investment products or accounts.

  . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

  . Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

  . Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

  . Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

  . Distributions from Qualified Retirement Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

 Investment B shares

The CDSC will be waived under certain circumstances, including the following:

  . Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

  . Redemptions from accounts following the death or disability of the shareholder.

  . Investors who purchased through a participant directed defined benefit plan.

  . Returns of excess contributions to certain retirement plans.

  . Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

  . Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

Shareholder Information


Investment C shares

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Reinstatement Privilege

If you have sold Investment A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distribution/Service (12b-1) Fees for Investment A, Investment B, and Investment C shares

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

12b-1 fees may cost you more than paying other types of sales charges.

The 12b-1 fees vary by share class as follows:

  . Investment A shares may pay a 12b-1 fee at an annual rate of up to 0.25% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution.

  . Investment B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

  . Investment C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Please note that Investment C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Investment A shares

Investment B shares convert automatically to Investment A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

            Shareholder Information

Dealers Incentives

BISYS, the distributor of Fund shares, in its discretion, may pay all dealers selling Investment A shares or Investment B shares all or a portion of the sales charges it normally retains.

Dividends And Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment B shares which are higher than for Investment C shares, because Investment A shares have lower operating expenses than Investment B shares which have lower operating expenses than Investment C shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid quarterly by the Multicap Value Fund and Microcap Value Fund. Capital gains, if any, are distributed at least annually.

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Investment A, B, and C shares of the Multicap Value Fund and the Microcap Value Fund are not presented because the Investment A, B, and C shares of the Funds had not commenced operations as of December 31, 2000.

Addresses
--------------------------------------------------------------------------------
                                                    Fifth Third Funds
Fifth Third Multicap Value Fund                     c/o Fifth Third Bank
Fifth Third Microcap Value Fund                     38 Fountain Square Plaza
                                                    Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Investment Advisor                                  Fifth Third Asset Management
                                                        Inc.
                                                    38 Fountain Square Plaza
                                                    Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
   Agent, and Sub-Administrator                     Fifth Third Bank
                                                    38 Fountain Square Plaza
                                                    Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                       BISYS Fund Services Limited
                                                       Partnership
                                                    3435 Stelzer Road
                                                    Columbus, Ohio 43219

--------------------------------------------------------------------------------

Sub-Transfer Agent                                  BISYS Fund Services Ohio,
                                                       Inc.
                                                    3435 Stetzler Road
                                                    Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                                Arthur Andersen LLP
                                                    720 E. Pete Rose Way
                                                    Suite 400
                                                    Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                            Telephone: 1-888-799-5353
                          Internet: http://www.53.com*

--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 .    For a fee, by writing the Public Reference Section of the Commission,
     Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

 .    At no charge from the Commission's Website at http://www.sec.gov.



                           [LOGO of Fifth Third Funds]


                                       Investment Company Act file no. 811-5669.

[LOGO of Fifth Third Funds]

                                   [GRAPHIC]

                                                           ---------------------
                                                           MULTICAP VALUE FUND
                                                           ---------------------

                                                           ---------------------
                                                           MICROCAP VALUE FUND
                                                           ---------------------

Fifth Third Funds                                          ---------------------
                                                           STRATEGIC INCOME FUND
Advisor Shares                                             ---------------------

                                                           ---------------------
                                                           WORLDWIDE FUND
                                                           ---------------------

Working hard to build your wealth!

======================
     Prospectus
   August 13, 2001


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Advisor Shares

Overview

This section provides important information about each of the stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 .  the investment objective

 .  principal investment strategies

 .  principal risks, and

 .  volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Like all mutual funds, share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

                               Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks
------------------------------------------------
Fifth Third Multicap Value Fund                1
Fifth Third Microcap Value Fund                3
Fifth Third Strategic Income Fund              5
Fifth Third Worldwide Fund                     8

Shareholder Fees and Fund Expenses
------------------------------------------------
Fee Tables                                    11
Expense Examples                              12

Additional Information About the Funds'
Investments
------------------------------------------------
                                              13

Fund Management
------------------------------------------------
Investment Advisor                            18
Portfolio Managers                            18
Fund Administration                           18

Shareholder Information
------------------------------------------------
Purchasing And Selling Fund Shares            19
Purchasing And Adding To Your Shares          19
Selling Your Shares                           20
Exchanging Your Shares                        23
Dividends And Capital Gains                   25
Taxation                                      25

Financial Highlights
------------------------------------------------
                                              26

Back Cover
------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Multicap Value Fund [GRAPHIC]

Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income).

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities. Equity
Strategies          securities consist of common stock and securities
                    convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments.
                    Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
                    company's activities and financial condition and in
 An investment in   overall market conditions. While the Fund invests in both
 the Fund is not    smaller and larger companies, the smaller companies in
 a deposit of       which the Fund invests are especially sensitive to these
 Fifth Third Bank   factors and therefore may be subject to greater share
 or any other       price fluctuations than other companies. Also, securities
 bank and is not    of these smaller companies are often less liquid, thus
 insured or         possibly limiting the ability of the Fund to dispose of
 guaranteed by      such securities when the Advisor deems it desirable to do
 the FDIC or any    so. As a result of these factors, securities of these
 other government   smaller companies may expose shareholders of the Fund to
 agency.            above-average risk.

                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multicap Value Fund [GRAPHIC]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Russell 3000
Index is an
unmanaged index
generally
representative of
the performance
of the U.S. stock
market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.



                                    [GRAPH]

         Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/

                                1991     36.4%
                                1992     13.6%
                                1993     24.5%
                                1994      0.6%
                                1995     22.4%
                                1996     19.1%
                                1997     28.2%
                                1998     -8.7%
                                1999     12.9%
                                2000     23.3%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q1 1991  27.03%
                          Worst quarter:  Q3 1998 -21.06%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                       Inception Date Past Year Past 5 Years Past 10 Years
                        --------------------------------------------------
Advisor Shares/1/         9/30/89       23.3%      14.2%         16.5%
                        --------------------------------------------------
Russell 3000 Index*                     -7.5%      17.4%         17.4%
                        --------------------------------------------------
Lipper Multicap Value                   9.6%       13.7%         14.9%
Index**

--------------------------------------------------------------------------------
------
 * The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multicap Value Fund.

Fifth Third Microcap Value Fund [GRAPHIC]

Fundamental         Capital appreciation.
Objective
Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities of companies
Strategies          whose equity securities have a total market value of
                    between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the
                    Advisor will give secondary consideration to insider transactions and the growth of earnings.

                    As a result of its focus on smaller companies and its intent to take short-term positions (anywhere from 2 days to 3 months) in certain equity securities, the Fund may be considered to be more "aggressive" than other mutual funds having a "value" style of investing.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
                    company's activities and financial condition and in
 An investment in   overall market and financial conditions. The smaller
 the Fund is not    companies in which the Fund invests are especially
 a deposit of       sensitive to these factors and therefore may be subject to
 Fifth Third Bank   greater share price fluctuations than other companies.
 or any other       Also, securities of these smaller companies are often less
 bank and is not    liquid, thus possibly limiting the ability of the Fund to
 insured or         dispose of such securities when the Advisor deems it
 guaranteed by      desirable to do so. As a result of these factors,
 the FDIC or any    securities of these smaller companies may expose
 other government   shareholders of the Fund to above average risk.
 agency.
                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Microcap Value Fund [GRAPHIC]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Russell 2000
Index is an
unmanaged index
generally
representative of
the performance
of the small
capitalization
stock market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [GRAPH]

         Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/

                                1999     21.3%
                                2000     -1.4%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 1999 21.2%
                          Worst quarter:  Q3 1999 -8.8%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                                Inception Date Past Year Since Inception
                        ------------------------------------------------
Advisor Shares/1/                   2/1/98       -1.4%        5.1%
                        ------------------------------------------------
Russell 2000 Index*                              -3.0%        5.4%
                        ------------------------------------------------
Lipper Small Cap Value Index**                   16.1%        4.1%

--------------------------------------------------------------------------------
------
 * The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.

** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Microcap Value Fund.

Fifth Third Strategic Income Fund [GRAPHIC]

Fundamental         High level of income consistent with reasonable risk.
Objective           Achieving capital appreciation is a secondary objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          80% of total assets in income-producing securities such as
Strategies          debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

                    The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

                    In selecting corporate debt securities for the Fund the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's Corporation(R) rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's Corporation(R) and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

                    In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third Strategic Income Fund [GRAPHIC]

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities. Prices of debt
                    securities rise and fall in response to interest rate
                    changes for similar securities. Generally, when interest
 An investment in   rates rise, prices of debt securities fall. The net asset
 the Fund is not    value of the Fund may also decrease during periods of
 a deposit of       rising interest rates. An issuer of debt securities may
 Fifth Third Bank   default (fail to repay interest and principal when due).
 or any other       If an issuer defaults or the risk of such default is
 bank and is not    perceived to have increased, the Fund may lose all or part
 insured or         of its investment. The net asset value of the Fund may
 guaranteed by      fall during periods of economic downturn when such
 the FDIC or any    defaults or risk of defaults increase. Securities rated
 other government   below investment grade, also known as junk bonds,
 agency.            generally entail greater risks than investment grade
                    securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

                    Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                    Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund [GRAPHIC]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Intermediate
Corporate Index
is an unmanaged
index generally
representative of
the performance
of the bond
market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [GRAPH]

         Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/

                                1991     19.3%
                                1992      7.9%
                                1993      8.7%
                                1994     -4.5%
                                1995     16.4%
                                1996      9.2%
                                1997     11.5%
                                1998      3.5%
                                1999     -5.7%
                                2000     16.0%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q1 1991  7.8%
                          Worst quarter:  Q4 1999 -4.6%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                     Inception Date Past Year Past 5 Years Past 10 Years
                        ------------------------------------------------
Advisor Shares/1/       3/10/85       16.0%       6.6%         7.9%
                        ------------------------------------------------
Lehman Intermediate                   13.5%       5.7%         7.4%
Corporate Index*

--------------------------------------------------------------------------------
------
* The Lehman Intermediate Corporate Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

1 For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.

            Fifth Third Worldwide Fund
LOGO
          A
Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income) consistent with reasonable risk.

Principal           Under normal market conditions, the Fund invests primarily
Investment          in other mutual funds that invest on a global basis
Strategies          (including U.S. and non-U.S. securities of at least three
                    countries). The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events
                    (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                    The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund would perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

                    The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund would perform (increase or decrease) at 150% of a regular bear fund.

                    The Fund reserves the right to invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                    Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Fifth Third Worldwide Fund [GRAPHIC]

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in other funds which have substantial
                    investments in foreign markets. Foreign securities,
                    foreign currencies, and securities issued by U.S. entities
 An investment in   with substantial foreign operations can involve additional
 the Fund is not    risks relating to political, economic, or regulatory
 a deposit of       conditions in foreign countries. These risks include
 Fifth Third Bank   fluctuations in foreign currencies; withholding or other
 or any other       taxes; trading, settlement, custodial and other
 bank and is not    operational risks; and the less stringent investor
 insured or         protection and disclosure standards of some foreign
 guaranteed by      markets. All of these factors can make foreign
 the FDIC or any    investments, especially those in emerging markets, more
 other government   volatile and potentially less liquid than U.S.
 agency.            investments. In addition, foreign markets can perform
                    differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

                    The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                    The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                    The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

                    The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                    An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund [GRAPHIC]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Morgan
Stanley Capital
International
World Index is an
unmanaged index
generally
representative of
the performance
of the equity
markets of 23
deveoped
countries as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [GRAPH]

          Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/

                                1994     -3.4%
                                1995     14.4%
                                1996     21.0%
                                1997      5.5%
                                1998     35.1%
                                1999     50.7%
                                2000    -12.4%



                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q4 1999  27.5%
                          Worst quarter:  Q4 2000 -13.8%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                        Inception Date Past Year Past 5 Years Since Inception
                        -----------------------------------------------------
Advisor Shares/1/           5/1/93      -12.4%      17.9%          14.0%
                        -----------------------------------------------------
Morgan Stanley Capital                  -13.2%      12.1%          12.2%
International World
Index*

--------------------------------------------------------------------------------
------
* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

1 For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.

            Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

 Shareholder Fees

                           Fifth Third    Fifth Third    Fifth Third
                          Multicap Value Microcap Value   Strategic       Fifth Third
                               Fund           Fund      Income Fund/3/ Worldwide Fund/4/
                          -------------- -------------- -------------- -----------------
                             Advisor        Advisor        Advisor          Advisor
Maximum Sales Charge
(Load) Imposed on
Purchases                      None           None           None             None
----------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends           None           None           None             None
----------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                           None           None           None             None
----------------------------------------------------------------------------------------

Annual Fund Operating
Expenses
(as a percentage of
average of
net assets)


Management fees               1.00%          1.00%          1.00%            1.00%
----------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees                  0.50%          0.50%          0.50%            0.50%
----------------------------------------------------------------------------------------
Other expenses/1/             0.51%          0.77%          0.56%            0.56%
----------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses            2.01%          2.27%          2.06%            2.06%
----------------------------------------------------------------------------------------
Fee Waiver and/or
Expense Reimbursement/2/      0.18%          0.37%          0.21%            0.12%
----------------------------------------------------------------------------------------
Net Expenses                  1.83%          1.90%          1.85%            1.94%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

/1/Other expenses are based on estimated amounts for the current fiscal year. /2/The Funds' Administrator, Advisor and its affiliates have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multicap Value Fund to: 1.83%; for the Microcap Value Fund to: 1.90%; for the Strategic Income Fund to: 1.85%; and for the Worldwide Fund to: 1.94%. These waivers and/or expense reimbursements will remain in effect until 1/2/03.
/3/The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/4/The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.

            Shareholder Fees and Fund Expenses
Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

             Fifth Third
             Multicap Value    1     3
             Fund             Year Years
               -------------------------
             Advisor Shares   $186 $595
               -------------------------

             Fifth Third
             Microcap Value    1     3
             Fund             Year Years
               -------------------------
             Advisor Shares   $193 $636
               -------------------------

             Fifth Third
             Strategic         1     3
             Income Fund      Year Years
               -------------------------
             Advisor Shares   $188 $604
               -------------------------

             Fifth Third       1     3
             Worldwide Fund   Year Years
               -------------------------
             Advisor Shares   $197 $622
               -------------------------

            Additional Information About the Funds' Investments
Investment Practices

The Funds invest, either directly or through other investment companies, in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds are exposed to, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                              FUND CODE
---------                                              ---------
Multicap Value Fund                                        1
Microcap Value Fund                                        2
Strategic Income Fund                                      3
Worldwide Fund                                             4

                     INSTRUMENT                        FUND CODE   RISK TYPE
                     ----------                        --------- --------------
Bankers' Acceptances: Bills of exchange or time           1-4    Credit
drafts drawn on and accepted by a commercial bank.               Liquidity
Maturities are generally six months or less.                     Market
                                                                 Interest Rate

Bonds: Interest-bearing or discounted securities that     1-4    Market
obligate the issuer to pay the bondholder a specified            Credit
sum of money, usually at specific intervals, and to              Interest Rate
repay the principal amount of the loan at maturity.              Political

Bear Funds: A Fund intended to increase/decrease in        4     Inverse Market
value inversely to the stock or equity index to which            Leverage
it relates.                                                      Liquidity

Call and Put Options: A call option gives the buyer       1-4    Management
the right to buy, and obligates the seller of the                Liquidity
option to sell, a security at a specified price. A               Credit
put option gives the buyer the right to sell, and                Market
obligates the seller of the option to buy a security             Leverage
at a specified price.

Certificates of Deposit: Negotiable instruments with      1-4    Market
a stated maturity.                                               Credit
                                                                 Liquidity
                                                                 Interest Rate

Closed-End Funds: Funds traded on an exchange, which     3, 4    Market
are not redeemable on a continuous basis.                        Liquidity

Commercial Paper: Secured and unsecured short-term        1-4    Credit
promissory notes issued by corporations and other                Liquidity
entities. Maturities generally vary from a few days              Market
to nine months.                                                  Interest Rate

Common Stock: Shares of ownership of a company.           1-3    Market

Convertible Securities: Bonds or preferred stock that   1, 3, 4  Market
convert to common stock.                                         Credit

            Additional Information About the Funds' Investments

                      INSTRUMENT                        FUND CODE   RISK TYPE
                      ----------                        --------- -------------
Derivatives: Instruments whose value is derived from        4     Management
an underlying contract, index or security, or any                 Market
combination thereof, including futures, options (e.g.,            Credit
put and calls), options on futures, swap agreements,              Liquidity
and some mortgage-backed securities.                              Leverage
                                                                  Interest Rate

Foreign Currency Transactions: Foreign currency             4     Foreign
transactions include forward foreign currency exchange            Investment
contracts, foreign currency options, and foreign                  Market
currency futures transactions.                                    Political

Foreign Securities: Stocks issued by foreign                4     Market
companies, as well as commercial paper of foreign                 Political
issuers and obligations of foreign banks, overseas                Liquidity
branches of U.S. banks and supranational entities.                Foreign
                                                                  Investment

Futures and Related Options: A contract providing for       4     Management
the future sale and purchase of a specified amount of             Market
a specified security, class of securities, or an index            Credit
at a specified time in the future and at a specified              Liquidity
price.                                                            Leverage

High-Yield/High-Risk/Debt Securities: High-yield/high-     1-4    Credit
risk/debt securities are securities that are rated                Market
below investment grade by the primary rating agencies             Liquidity
(e.g., BB or lower by Standard & Poor's and Ba or                 Interest Rate
lower by Moody's). These securities are considered
speculative and involve greater risk of loss than
investment grade debt securities. Other terms commonly
used to describe such securities include "lower rated
bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be difficult     1-4    Liquidity
to sell at an acceptable price.                                   Market

Investment Company Securities: Shares of investment        1-4    Market
companies. (Note: These investment companies may                  Foreign
include money market funds of Fifth Third Funds.)                 Investment
                                                                  Investment
                                                                  Style
                                                                  Inverse
                                                                  Leverage
                                                                  Liquidity
                                                                  Management

Investment Grade Bonds: Interest-bearing or discounted     1-4    Market
government or corporate securities that obligate the              Credit
issuer to pay the bondholder a specified sum of money,
usually at specific intervals, and to repay the
principal amount of the loan at maturity. Investment
grade bonds are those rated BBB or better by S&P or
Baa or better by Moody's or similarly rated by other
nationally recognized statistical rating
organizations, or, if not rated, determined to be of
comparable quality by the Advisor.

            Additional Information About the Funds' Investments

                      INSTRUMENT                        FUND CODE   RISK TYPE
                      ----------                        --------- -------------
Leveraged Funds: Funds that utilize leverage in an          4     Market
attempt to maximize gains.                                        Leverage

Money Market Instruments: Investment-grade, U.S.           1-4    Market
dollar denominated debt securities that have remaining            Credit
maturities of one year or less. These securities may
include U.S. government obligations, commercial paper
and other short-term corporate obligations, repurchase
agreements collateralized with U.S. government
securities, certificates of deposit, bankers'
acceptances, and other financial institution
obligations. These securities may carry fixed or
variable interest rates.

Repurchase Agreements: The purchase of a security and      1-4    Market
the simultaneous commitment to return the security to             Leverage
the seller at an agreed upon price on an agreed upon
date. This is treated as a loan.

Restricted Securities: Securities not registered under     1-4    Liquidity
the Securities Act of 1933, such as privately placed              Market
commercial paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security      1-4    Market
and the simultaneous commitment to buy the security               Leverage
back at an agreed upon price on an agreed upon date.
This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3 % of       1-4    Market
the Fund's total assets. In return the Fund will                  Leverage
receive cash, other securities, and/or letters of                 Liquidity
credit.                                                           Credit

Short-Term Trading: The sale of a security soon after      1-4    Market
its purchase. A portfolio engaging in such trading
will have higher turnover and transaction expenses.

Small and Microcap Equities: Equity securities of         1, 2    Market
companies with market capitalization within or lower              Liquidity
than those included in the S & P Small Cap 600 Index.

Stock-Index Options: A security that combines features      1     Management
of options with securities trading using composite                Market
stock indices.                                                    Credit
                                                                  Liquidity
                                                                  Leverage

Time Deposits: Non-negotiable receipts issued by a         1-4    Liquidity
bank in exchange for the deposit of funds.                        Credit
                                                                  Market

U.S. Government Agency Securities: Securities issued       1-4    Interest Rate
by agencies and instrumentalities of the U.S.                     Credit
government. These include Ginnie Mae, Fannie Mae, and
Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,            1-4    Interest Rate
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred       4     Market
stock or bonds, that give the holder the right to buy             Credit
a proportionate amount of common stock at a specified
price.

            Additional Information About the Funds' Investments
Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

            Additional Information About the Funds' Investments

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

            Fund Management
Investment Advisor

Fifth Third Asset Management Inc. (formerly known as Maxus Asset Management Inc.) (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds. The Advisor is wholly owned by Fifth Third Bank. The Advisor, an investment management organization founded in 1976, is actively engaged in providing discretionary investment management services to institutional and individual clients.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor also furnishes office space and certain administrative services to the Funds.

Portfolio Managers

Richard A. Barone is the co-portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multicap Value Fund, and Fifth Third Microcap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multicap Value Fund and Fifth Third Microcap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                       of the next $1 billion
           0.17%                                       in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds, Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.04% of the average aggregate daily net assets of all the Funds.

            Shareholder Information
Purchasing And Selling Fund Shares

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Purchasing And Adding To Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application, and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Advisor shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. You may purchase Investment A, Investment B, and Investment C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Advisor shares are also available to the general public through the Distributor.

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Minimum Investments

                    The minimum initial investment in Advisor shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                    For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

            Shareholder Information
Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Advisor shares through the financial institution through which you purchased them. (Special rules apply for certain former shareholders of the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, or the Fifth Third/Maxus Aggressive Value Fund. See below.)

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.


 Instructions for Sales by Former Fifth Third/Maxus Funds
 Shareholders

 If you held in your name (rather than through a brokerage account) Investor shares of the Fifth Third/Maxus Income
 Fund, the Fifth Third/Maxus Equity Fund, the Fifth
 Third/Maxus Laureate Fund, or the Fifth Third/Maxus
 Aggressive Value Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the consolidation or by way of a subsequent exchange, you may sell your Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third
 Securities, Inc. or another financial institution. The
 Funds reserve the right to change or eliminate these privileges at any time.

 By telephone

              Call 1-800-282-5706 with instructions as to how you wish to receive your funds (mail, wire). The Funds make every effort to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity.

            Shareholder Information


 By mail

              1.  Write a letter of instruction indicating:

                .  your Fund and account number

                .  amount you wish to redeem

                .  address where your check should be sent

                .  account owner(s) signature

              2.  Mail to:

                Fifth Third Funds
                P.O. Box 182706
                Columbus, OH 43218-2706

 By overnight service

              1.  Write a letter of instruction indicating:

                .  your fund and account number

                .  amount you wish to redeem

                .  address where you want check to be sent

                .  account owner(s) signature

              2.  Send to:

                Fifth Third Funds
                c/o BISYS Fund Services
                3435 Stelzer Road
                Columbus, OH 43219-3035

 By wire transfer
 (Option available only if previously set up on account.)

              Call 1-800-282-5706 to request a wire transfer.

              If you call by the time designated by the Funds, your payment will normally be wired to your bank on the next business day.

              The Fund may charge a wire transfer fee of $8. Note: Your financial institution may also charge a separate fee.

            Shareholder Information

When Written Redemption Requests are Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include each of the following.

  .  Your account address has changed within the last 10 business days

  .  The check is not being mailed to the address on your account

  .  The check is not being made payable to the owner(s) of the account

  . The redemption proceeds are being transferred to another Fund account with a different registration

  . The redemption proceeds are being wired to instructions currently not on your account

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Trust does not accept signatures guaranteed by a notary public.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

            Shareholder Information
Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares --
your Advisor
shares for the       Advisor shares. If exchanging shares through your
same class of        financial institution, ask it for exchange procedures or
shares of any        call 1-800-282-5706. (Special rules apply for former
other Fifth Third    Investor shareholders of the Fifth Third/Maxus Funds. See
Fund. No             below.)
transaction fees
are charged for      Notes on exchanges
exchanges. Be
sure to read the     To prevent disruption in the management of the Funds,
Prospectus           market timing strategies and frequent exchange activity
carefully of any     may be limited by the Funds. Although not anticipated,
Fund into which      the Funds may reject exchanges, or change or terminate
you wish to          rights to exchange shares at any time.
exchange shares.
                     When exchanging from a Fund that has no sales charge or a
                     lower sales charge to a Fund with a higher sales charge,
                     you will pay the difference.
You must meet the
minimum              Shares of the new Fund must be held in the same account
investment           name, with the same registration and tax identification
requirements for     numbers, as the shares of the old Fund.
the Fund into
which you are        The Exchange Privilege may be changed or eliminated at
exchanging.          any time.
Exchanges from
one Fund to          The Exchange Privilege is available only in states where
another are          shares of the Funds may be sold.
taxable for
investors subject    All exchanges are based on the relative net asset value
to federal or        next determined after the exchange order is received by
state income         the Funds.
taxation. These
procedures apply
only to exchanges
between existing
accounts.

            Shareholder Information

Instructions for Exchanges by Former Fifth Third/Maxus Funds Shareholders

If you held in your name (rather than through a brokerage account) Investor shares of the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, or the Fifth Third/Maxus Aggressive Value Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may exchange your Fifth Third Fund shares for Advisor shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.

To make an exchange, send a written request to Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706, or call 1-800-282-5706. Please provide the following information:

  .  Your name and telephone number

  .  The exact name on your account and account number

  .  Taxpayer identification number (usually your Social Security number)

  .  Dollar value or number of shares to be exchanged

  .  The name of the Fund from which the exchange is to be made

  .  The name of the Fund into which the exchange is being made

Distribution/Service (12b-1) Fees for Advisor shares

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

12b-1 fees may cost you more than paying other types of sales charges.

Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution.

            Shareholder Information

Dividends And Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the Strategic Income Fund. Dividends, if any, are declared and paid quarterly by the Multicap Value Fund and Microcap Value Fund. Dividends if any, are declared and paid annually by the Worldwide Fund. Capital gains, if any, are distributed at least annually.

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Financial Highlights
The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are included in Fifth Third/Maxus Funds' Annual Report, which is available upon request.

                                                Fifth Third Multicap Value Fund*
                                          Advisor Shares

                                   01/01/00 01/01/99 01/01/98 01/01/97 01/01/96
                                      to       to       to       to       to
                                   12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
Per Share Data                     -------- -------- -------- -------- --------
Net Asset Value--Beginning of
 Period                             $17.49    15.92    18.23    16.00    14.57
Net investment income                 0.18     0.19     0.20     0.15     0.27
Net Gains or Losses on Securities
 (Realized and Unrealized)            3.89     1.86    (1.80)    4.33     2.50
-------------------------------------------------------------------------------
 Total from Investment Operations     4.07     2.05    (1.60)    4.48     2.77
-------------------------------------------------------------------------------
Distributions
 Net investment income               (0.17)   (0.23)   (0.20)   (0.15)   (0.27)
 Capital gains                       (2.72)   (0.25)   (0.51)   (2.10)   (1.07)
 Return of capital                   (0.06)     --       --       --       --
-------------------------------------------------------------------------------
 Total Distributions                 (2.95)   (0.48)   (0.71)   (2.25)   (1.34)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value--End of Period      $18.61   $17.49   $15.92   $18.23   $16.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return                         23.29%   12.93%   -8.74%   28.16%   19.13%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets at end of period
 (thousands)                        49,260   39,885   53,279   55,637   38,765
Ratio of expenses to average net
 assets                               1.83%    1.83%    1.80%    1.87%    1.90%
Ratio of net income to average
 net assets                           0.91%    1.12%    1.15%    1.80%    1.71%
Portfolio turnover rate                121%      78%     118%      89%     111%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Information reflects performance of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund was consolidated with the Fifth Third Multicap Value Fund.

            Financial Highlights
                                              Fifth Third Microcap Value Fund***
                                        Advisor Shares

                                                 01/01/00 01/01/99 2/1/98**
                                                    to       to       to
                                                 12/31/00 12/31/99 12/31/98
Per Share Data                                   -------- -------- --------
Net Asset Value--Beginning of Period                5.58    4.80     5.00
Net Investment Income/(Loss)                        0.03   (0.06)   (0.07)
Net Gains or Losses on Securities (realized and
 unrealized)                                       (0.11)   1.08    (0.09)
---------------------------------------------------------------------------
 Total from Investment Operations                  (0.08)   1.02    (0.16)
---------------------------------------------------------------------------
Distributions
 Net investment income                             (0.03)    --       --
 Capital gains                                     (0.59)  (0.24)   (0.04)
---------------------------------------------------------------------------
 Total Distributions                               (0.62)  (0.24)   (0.04)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Asset Value--End of Period                    $ 4.88   $5.58    $4.80
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Return                                       -1.38%  21.19%   -3.27%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets at end of period (thousands)           15,424   9,128    3,159
Ratio of expenses to average net assets             1.90%   2.10%    2.69%*
Ratio of net income to average net assets           0.53%  -0.82%   -1.33%*
Portfolio turnover rate                              116%     96%     109%*
---------------------------------------------------------------------------
---------------------------------------------------------------------------

*  annualized
**  commencement of operations
*** Information reflects performance of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund was consolidated with the Fifth Third Microcap Value Fund.

            Financial Highlights
                                              Fifth Third Strategic Income Fund*
                                         Advisor Shares

                                   01/01/00 01/01/99 01/01/98 01/01/97 01/01/96
                                      to       to       to       to       to
                                   12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
Per Share Data                     -------- -------- -------- -------- --------
Net Asset Value--Beginning of
 Period                               9.22    10.61    11.31    10.78    10.54
Net Investment Income                 0.73     0.86     0.72     0.67     0.70
Net Gains or Losses on Securities
 (realized and unrealized)            0.70    (1.43)   (0.33)    0.53     0.24
-------------------------------------------------------------------------------
 Total from Investment Operations     1.43    (0.57)    0.39     1.20     0.94
-------------------------------------------------------------------------------
Distributions
 Net investment income               (0.70)   (0.82)   (0.72)   (0.67)   (0.70)
 Capital gains                         --       --     (0.37)     --       --
-------------------------------------------------------------------------------
 Total Distributions                 (0.70)   (0.82)   (1.09)   (0.67)   (0.70)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value--End of Period      $ 9.95   $ 9.22   $10.61   $11.31   $10.78
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return                         16.01%   -5.72%    3.49%   11.47%    9.20%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets at end of period
 (thousands)                        32,351   24,023   39,650   38,620   35,728
Ratio of expenses to average net
 assets                               1.85%    1.91%    1.87%    1.91%    1.92%
Ratio of net income to average
 net assets                           7.53%    7.87%    6.52%    6.08%    6.50%
Portfolio turnover rate                 48%      51%      59%      70%      78%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Information reflects performance of the Fifth Third/Maxus Income Fund. On August 13, 2001, the Fifth Third/Maxus Income Fund was consolidated with the Fifth Third Strategic Income Fund.

            Financial Highlights
                                                     Fifth Third Worldwide Fund*
                                            Advisor Shares

                                   01/01/00 01/01/99 01/01/98 01/01/97 01/01/96
                                      to       to       to       to       to
                                   12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
Per Share Data                     -------- -------- -------- -------- --------
Net Asset Value--Beginning of
 Period                              19.19    13.29    10.38    10.82     9.82
-------------------------------------------------------------------------------
Net Investment Income/(Loss)         (0.21)   (0.07)   (0.12)    0.52    (0.08)
Net Gains or Losses on Securities
 (realized and unrealized)           (1.94)    6.78     3.76     0.07     2.14
-------------------------------------------------------------------------------
 Total from Investment Operations    (2.15)    6.71     3.64     0.59     2.06
-------------------------------------------------------------------------------
Distributions
 Net investment income                 --       --       --     (0.52)     --
 Capital gains                       (2.95)   (0.81)   (0.73)   (0.51)   (1.06)
-------------------------------------------------------------------------------
 Total Distributions                 (2.95)   (0.81)   (0.73)   (1.03)   (1.06)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value--End of Period      $14.09   $19.19   $13.29   $10.38   $10.82
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return                        -12.38%   50.58%   35.14%    5.49%   21.03%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets at end of period
 (thousands)                        37,087   32,324    8,059    3,395    3,156
Ratio of expenses to average net
 assets                               1.94%    1.92%    2.63%    2.49%    3.92%
Ratio of net income to average
 net assets                          -1.13%   -0.49%   -1.10%    4.19%   -0.73%
Portfolio turnover rate               1204%    1172%    2792%    1511%    1267%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Information reflects performance of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, the Fifth Third/Maxus Laureate Fund was consolidated with the Fifth Third Worldwide Fund.

Addresses
--------------------------------------------------------------------------------

Fifth Third Multicap Value Fund                Fifth Third Funds
Fifth Third Microcap Value Fund                c/o Fifth Third Bank
Fifth Third Strategic Income Fund              38 Fountain Square Plaza
Fifth Third Worldwide Fund                     Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                             Fifth Third Asset Management Inc.
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent,                     Fifth Third Bank
   Dividend Disbursing Agent,                  38 Fountain Square Plaza
   and Sub-Administrator                       Cincinnati, Ohio 45263



--------------------------------------------------------------------------------

Distributor and Administrator                  BISYS Fund Services Limited
                                                 Partnership
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219

--------------------------------------------------------------------------------

Sub-Transfer Agent                             BISYS Fund Services Ohio, Inc.
                                               3435 Stetzler Road
                                               Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                           Arthur Andersen LLP
                                               720 E. Pete Rose Way
                                               Suite 400
                                               Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                            Telephone: 1-888-799-5353
                          Internet: http://www.53.com*
                                    ------------------
--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 .    For a fee, by writing the Public Reference Section of the Commission,
     Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

 .    At no charge from the Commission's Website at http://www.sec.gov.



                           [LOGO OF FIFTH THIRD FUNDS]


                                       Investment Company Act file no. 811-5669.

[LOGO of Fifth Third Funds]


                                   [GRAPHIC]


Fifth Third Funds

Institutional Shares


                                                             MULTICAP VALUE FUND

                                                             MICROCAP VALUE FUND

                                                           STRATEGIC INCOME FUND

                                                                  WORLDWIDE FUND


Working hard to build your wealth!


Prospectus
August 13, 2001


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Institutional Shares

Overview

This section provides important information about each of the stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 .   the investment objective

 .   principal investment strategies

 .   principal risks, and

 .   volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Like all mutual funds, share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

                               Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks
------------------------------------------------
Fifth Third Multicap Value Fund                1
Fifth Third Microcap Value Fund                3
Fifth Third Strategic Income Fund              5
Fifth Third Worldwide Fund                     8

Shareholder Fees and Fund Expenses
------------------------------------------------
Fee Tables                                    11
Expense Examples                              12

Additional Information About the Funds'
Investments
------------------------------------------------
                                             13

Fund Management
------------------------------------------------
Investment Advisor                            18
Portfolio Managers                            18
Fund Administration                           18

Shareholder Information
------------------------------------------------
Purchasing And Selling Fund Shares            19
Purchasing And Adding To Your Shares          19
Selling Your Shares                           20
Exchanging Your Shares                        21
Dividends And Capital Gains                   21
Taxation                                      21

Financial Highlights
------------------------------------------------
                                             23

Back Cover
------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Multicap Value Fund [GRAPHIC]


Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income).

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities. Equity
Strategies          securities consist of common stock and securities
                    convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments.
                    Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
                    company's activities and financial condition and in
 An investment in   overall market conditions. While the Fund invests in both
 the Fund is not    smaller and larger companies, the smaller companies in
 a deposit of       which the Fund invests are especially sensitive to these
 Fifth Third Bank   factors and therefore may be subject to greater share
 or any other       price fluctuations than other companies. Also, securities
 bank and is not    of these smaller companies are often less liquid, thus
 insured or         possibly limiting the ability of the Fund to dispose of
 guaranteed by      such securities when the Advisor deems it desirable to do
 the FDIC or any    so. As a result of these factors, securities of these
 other government   smaller companies may expose shareholders of the Fund to
 agency.            above-average risk.

                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multicap Value Fund [GRAPH]


Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Russell 3000
Index is an
unmanaged index
generally
representative of
the performance
of the U.S. stock
market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.


                                                      [GRAPH]

          Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                                 2000    23.78%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q1 2000 12.73%
                          Worst quarter:  Q4 2000 -6.19%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                               Inception Date Past Year Since Inception
                        -----------------------------------------------
Institutional Shares/1/            4/1/99      23.78%       13.10%
                        -----------------------------------------------
Russell 3000 Index*                            -7.46%        4.61%
                        -----------------------------------------------
Lipper Multicap Value Index**                   9.64%        8.48%

--------------------------------------------------------------------------------
------
* The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges. /1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth
   Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multicap Value Fund.

Fifth Third Microcap Value Fund [GRAPHIC]


Fundamental         Capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities of companies
Strategies          whose equity securities have a total market value of
                    between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the
                    Advisor will give secondary consideration to insider transactions and the growth of earnings.

                    As a result of its focus on smaller companies and its intent to take short-term positions (anywhere from 2 days to 3 months) in certain equity securities, the Fund may be considered to be more "aggressive" than other mutual funds having a "value" style of investing.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
                    company's activities and financial condition and in
 An investment in   overall market and financial conditions. The smaller
 the Fund is not    companies in which the Fund invests are especially
 a deposit of       sensitive to these factors and therefore may be subject to
 Fifth Third Bank   greater share price fluctuations than other companies.
 or any other       Also, securities of these smaller companies are often less
 bank and is not    liquid, thus possibly limiting the ability of the Fund to
 insured or         dispose of such securities when the Advisor deems it
 guaranteed by      desirable to do so. As a result of these factors,
 the FDIC or any    securities of these smaller companies may expose
 other government   shareholders of the Fund to above average risk.
 agency.
                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Microcap Value Fund

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Russell 2000
Index is an
unmanaged index
generally
representative of
the performance
of the small
capitalization
stock market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.


                                                      [GRAPH]

          Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                                 1999    21.60%
                                                 2000    -1.21%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 1999 21.30%
                          Worst quarter:  Q4 2000 -7.22%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                                Inception Date Past Year Since Inception
                        ------------------------------------------------
Institutional Shares/1/             2/1/98      -1.21%        5.44%
                        ------------------------------------------------
Russell 2000 Index*                             -3.02%        5.36%
                        ------------------------------------------------
Lipper Small Cap Value Index**                  16.10%        4.08%

--------------------------------------------------------------------------------
------
* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.
** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.
/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth
   Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Microcap Value Fund.

Fifth Third Strategic Income Fund [GRPAHIC]


Fundamental         High level of income consistent with reasonable risk.
Objective           Achieving capital appreciation is a secondary objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          80% of total assets in income-producing securities such as
Strategies          debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

                    The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

                    In selecting corporate debt securities for the Fund the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's Corporation(R) rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's Corporation(R) and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

                    In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Fifth Third Strategic Income Fund [GRAPHIC]


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities. Prices of debt
                    securities rise and fall in response to interest rate
                    changes for similar securities. Generally, when interest
 An investment in   rates rise, prices of debt securities fall. The net asset
 the Fund is not    value of the Fund may also decrease during periods of
 a deposit of       rising interest rates. An issuer of debt securities may
 Fifth Third Bank   default (fail to repay interest and principal when due).
 or any other       If an issuer defaults or the risk of such default is
 bank and is not    perceived to have increased, the Fund may lose all or part
 insured or         of its investment. The net asset value of the Fund may
 guaranteed by      fall during periods of economic downturn when such
 the FDIC or any    defaults or risk of defaults increase. Securities rated
 other government   below investment grade, also known as junk bonds,
 agency.            generally entail greater risks than investment grade
                    securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

                    Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                    Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund [GRAPHIC]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Intermediate
Corporate Index
is an unmanaged
index generally
representative of
the performance
of the bond
market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.



                                                      [GRAPH]

          Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                                 1999    -5.51%
                                                 2000    16.52%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 2000  6.62%
                          Worst quarter:  Q4 1999 -4.72%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                                      Inception Date Past Year Since Inception
                        ------------------------------------------------------
Institutional Shares/1/                   9/1/98      16.52%        6.40%
                        ------------------------------------------------------
Lehman Intermediate Corporate Index*                   9.44%        5.52%

--------------------------------------------------------------------------------
------
* The Lehman Intermediate Corporate Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.
/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth
   Third/Maxus Income Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.

Fifth Third Worldwide Fund [GRAPHIC]


Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income) consistent with reasonable risk.

Principal           Under normal market conditions, the Fund invests primarily
Investment          in other mutual funds that invest on a global basis
Strategies          (including U.S. and non-U.S. securities of at least three
                    countries). The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events
                    (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                    The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund would perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

                    The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund would perform (increase or decrease) at 150% of a regular bear fund.

                    The Fund reserves the right to invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                    Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Fifth Third Worldwide Fund [GRAPHIC]

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in other funds which have substantial
                    investments in foreign markets. Foreign securities,
 An investment in   foreign currencies, and securities issued by U.S. entities
 the Fund is not    with substantial foreign operations can involve additional
 a deposit of       risks relating to political, economic, or regulatory
 Fifth Third Bank   conditions in foreign countries. These risks include
 or any other       fluctuations in foreign currencies; withholding or other
 bank and is not    taxes; trading, settlement, custodial and other
 insured or         operational risks; and the less stringent investor
 guaranteed by      protection and disclosure standards of some foreign
 the FDIC or any    markets. All of these factors can make foreign
 other government   investments, especially those in emerging markets, more
 agency.            volatile and potentially less liquid than U.S.
                    investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

                    The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                    The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                    The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

                    The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                    An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund [GRAPHIC]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Morgan
Stanley Capital
International
World Index is an
unmanaged index
generally
representative of
the performance
of the equity
markets of 23
developed
countries as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.


                                    [GRAPH]

      Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                1999    51.29%
                                2000   -12.16%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q4 1999  27.26%
                          Worst quarter:  Q4 2000 -13.74%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                                      Inception Date Past Year Since Inception
                        ------------------------------------------------------
Institutional Shares/1/                   2/1/98      -12.16%      21.14%
                        ------------------------------------------------------
Morgan Stanley Capital International                  -12.92%      10.13%
World Index*

--------------------------------------------------------------------------------
------
* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.
/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth
   Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.

            Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

 Shareholder Fees

                           Fifth Third   Fifth Third   Fifth Third
                            Multicap      Microcap      Strategic       Fifth Third
                           Value Fund    Value Fund   Income Fund/3/ Worldwide Fund/4/
                           -----------   -----------  -------------- -----------------
                          Institutional Institutional Institutional    Institutional
Maximum Sales Charge
(Load) Imposed on
Purchases                      None          None          None             None
--------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends           None          None          None             None
--------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                           None          None          None             None
--------------------------------------------------------------------------------------
 Annual Fund Operating Expenses
 (as a percentage of average of
 net assets)
Management fees               1.00%         1.00%         1.00%            1.00%
--------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees                   None          None          None             None
--------------------------------------------------------------------------------------
Other expenses/1/             0.51%         0.77%         0.56%            0.56%
--------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses            1.51%         1.77%         1.56%            1.56%
--------------------------------------------------------------------------------------
Fee Waiver and/or
Expense Reimbursement/2/      0.18%         0.37%         0.21%            0.12%
--------------------------------------------------------------------------------------
Net Expenses                  1.33%         1.40%         1.35%            1.44%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

/1/Other expenses are based on estimated amounts for the current fiscal year. /2/The Funds' Administrator, Advisor and its affiliates have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multicap Value Fund to: Institutional, 1.33%; for the Microcap Value Fund to: Institutional, 1.40%; for the Strategic Income Fund to:
  Institutional, 1.35%; and for the Worldwide Fund to: Institutional, 1.44%. These waivers and/or expense reimbursements will remain in effect until 1/2/03.
/3/The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/4/The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.

            Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

             Fifth Third Multicap    1     3
             Value Fund             Year Years
               -------------------------------
             Institutional Shares   $135 $441
               -------------------------------

             Fifth Third Microcap    1     3
             Value Fund             Year Years
               -------------------------------
             Institutional Shares   $143 $483
               -------------------------------

             Fifth Third
             Strategic Income        1     3
             Fund                   Year Years
               -------------------------------
             Institutional Shares   $137 $450
               -------------------------------

             Fifth Third             1     3
             Worldwide Fund         Year Years
               -------------------------------
             Institutional Shares   $147 $469
               -------------------------------

            Additional Information About the Funds' Investments
Investment Practices

The Funds invest, either directly or through other investment companies, in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds are exposed to, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                  FUND CODE
---------                                                  ---------
Multicap Value Fund                                            1
Microcap Value Fund                                            2
Strategic Income Fund                                          3
Worldwide Fund                                                 4

                       INSTRUMENT                          FUND CODE  RISK TYPE
                       ----------                          --------- ----------
Bankers' Acceptances: Bills of exchange or time drafts        1-4    Credit
 drawn on and accepted by a commercial bank. Maturities              Liquidity
 are generally six months or less.                                   Market
                                                                     Interest
                                                                     Rate

Bonds: Interest-bearing or discounted securities that         1-4    Market
 obligate the issuer to pay the bondholder a specified               Credit
 sum of money, usually at specific intervals, and to                 Interest
 repay the principal amount of the loan at maturity.                 Rate
                                                                     Political

Bear Funds: A Fund intended to increase/decrease in value      4     Inverse
 inversely to the stock or equity index to which it                  Market
 relates.                                                            Leverage
                                                                     Liquidity

Call and Put Options: A call option gives the buyer the       1-4    Management
 right to buy, and obligates the seller of the option to             Liquidity
 sell, a security at a specified price. A put option                 Credit
 gives the buyer the right to sell, and obligates the                Market
 seller of the option to buy a security at a specified               Leverage
 price.

Certificates of Deposit: Negotiable instruments with a        1-4    Market
 stated maturity.                                                    Credit
                                                                     Liquidity
                                                                     Interest
                                                                     Rate

Closed-End Funds: Funds traded on an exchange, which are     3, 4    Market
 not redeemable on a continuous basis.                               Liquidity

Commercial Paper: Secured and unsecured short-term            1-4    Credit
 promissory notes issued by corporations and other                   Liquidity
 entities. Maturities generally vary from a few days to              Market
 nine months.                                                        Interest
                                                                     Rate

Common Stock: Shares of ownership of a company.               1-3    Market

Convertible Securities: Bonds or preferred stock that       1, 3, 4  Market
 convert to common stock.                                            Credit

            Additional Information About the Funds' Investments

                       INSTRUMENT                          FUND CODE  RISK TYPE
                       ----------                          --------- ----------
Derivatives: Instruments whose value is derived from an        4     Management
 underlying contract, index or security, or any                      Market
 combination thereof, including futures, options (e.g.,              Credit
 put and calls), options on futures, swap agreements, and            Liquidity
 some mortgage-backed securities.                                    Leverage
                                                                     Interest
                                                                     Rate

Foreign Currency Transactions: Foreign currency                4     Foreign
 transactions include forward foreign currency exchange              Investment
 contracts, foreign currency options, and foreign                    Market
 currency futures transactions.                                      Political

Foreign Securities: Stocks issued by foreign companies,        4     Market
 as well as commercial paper of foreign issuers and                  Political
 obligations of foreign banks, overseas branches of U.S.             Liquidity
 banks and supranational entities.                                   Foreign
                                                                     Investment

Futures and Related Options: A contract providing for the      4     Management
 future sale and purchase of a specified amount of a                 Market
 specified security, class of securities, or an index at             Credit
 a specified time in the future and at a specified price.            Liquidity
                                                                     Leverage

High-Yield/High-Risk/Debt Securities: High-yield/high-        1-4    Credit
 risk/debt securities are securities that are rated below            Market
 investment grade by the primary rating agencies (e.g.,              Liquidity
 BB or lower by Standard & Poor's(R) and Ba or lower by              Interest
 Moody's). These securities are considered speculative               Rate
 and involve greater risk of loss than investment grade
 debt securities. Other terms commonly used to describe
 such securities include "lower rated bonds," "non-
 investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be difficult to     1-4    Liquidity
 sell at an acceptable price.                                        Market

Investment Company Securities: Shares of investment           1-4    Market
 companies. (Note: These investment companies may include            Foreign
 money market funds of Fifth Third Funds.)                           Investment
                                                                     Investment
                                                                     Style
                                                                     Inverse
                                                                     Leverage
                                                                     Liquidity
                                                                     Management

Investment Grade Bonds: Interest-bearing or discounted        1-4    Market
 government or corporate securities that obligate the                Credit
 issuer to pay the bondholder a specified sum of money,
 usually at specific intervals, and to repay the
 principal amount of the loan at maturity. Investment
 grade bonds are those rated BBB or better by S&P or Baa
 or better by Moody's or similarly rated by other
 nationally recognized statistical rating organizations,
 or, if not rated, determined to be of comparable quality
 by the Advisor.

            Additional Information About the Funds' Investments

                       INSTRUMENT                          FUND CODE  RISK TYPE
                       ----------                          --------- ----------
Leveraged Funds: Funds that utilize leverage in an             4     Market
 attempt to maximize gains.                                          Leverage

Money Market Instruments: Investment-grade, U.S. dollar       1-4    Market
 denominated debt securities that have remaining                     Credit
 maturities of one year or less. These securities may
 include U.S. government obligations, commercial paper
 and other short-term corporate obligations, repurchase
 agreements collateralized with U.S. government
 securities, certificates of deposit, bankers'
 acceptances, and other financial institution
 obligations. These securities may carry fixed or
 variable interest rates.

Repurchase Agreements: The purchase of a security and the     1-4    Market
 simultaneous commitment to return the security to the               Leverage
 seller at an agreed upon price on an agreed upon date.
 This is treated as a loan.

Restricted Securities: Securities not registered under        1-4    Liquidity
 the Securities Act of 1933, such as privately placed                Market
 commercial paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security and     1-4    Market
 the simultaneous commitment to buy the security back at             Leverage
 an agreed upon price on an agreed upon date. This is
 treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the       1-4    Market
 Fund's total assets. In return the Fund will receive                Leverage
 cash, other securities, and/or letters of credit.                   Liquidity
                                                                     Credit

Short-Term Trading: The sale of a security soon after its     1-4    Market
 purchase. A portfolio engaging in such trading will have
 higher turnover and transaction expenses.

Small and Microcap Equities: Equity securities of            1, 2    Market
 companies with market capitalization within or lower                Liquidity
 than those included in the S & P Small Cap 600 Index.

Stock-Index Options: A security that combines features of      1     Management
 options with securities trading using composite stock               Market
 indices.                                                            Credit
                                                                     Liquidity
                                                                     Leverage

Time Deposits: Non-negotiable receipts issued by a bank       1-4    Liquidity
 in exchange for the deposit of funds.                               Credit
                                                                     Market

U.S. Government Agency Securities: Securities issued by       1-4    Interest
 agencies and instrumentalities of the U.S. government.              Rate
 These include Ginnie Mae, Fannie Mae, and Freddie Mac.              Credit

U.S. Treasury Obligations: Bills, notes, bonds,               1-4    Interest
 separately traded registered interest and principal                 Rate
 securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred          4     Market
 stock or bonds, that give the holder the right to buy a             Credit
 proportionate amount of common stock at a specified
 price.

            Additional Information About the Funds' Investments
Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Inverse Market Risk: The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or

            Additional Information About the Funds' Investments forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

            Fund Management
Investment Advisor

Fifth Third Asset Management Inc. (formerly known as Maxus Asset Management Inc.) (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds. The Advisor is wholly owned by Fifth Third Bank. The Advisor, an investment management organization founded in 1976, is actively engaged in providing discretionary investment management services to institutional and individual clients.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor also furnishes office space and certain administrative services to the Funds.

Portfolio Managers

Richard A. Barone is the co-portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multicap Value Fund, and Fifth Third Microcap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multicap Value Fund and Fifth Third Microcap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

        Maximum
    Administrative    Average Aggregate Daily
          Fee         Net Assets of the Trust
    --------------    -----------------------
       0.20%          of the first $1 billion
       0.18%          of the next $1 billion
       0.17%          in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds, Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.04% of the average aggregate daily net assets of all the Funds.

            Shareholder Information
Purchasing And Selling Fund Shares

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Purchasing And Adding To Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application, and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

Institutional shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisors, financial planners or other entities that have an agreement with the Funds. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

For Fifth Third trust account holders, contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Minimum Investments

                    The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                    For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

            Shareholder Information

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your Institutional shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment advisor, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

            Shareholder Information
Exchanging Your Shares
You may exchange     Instructions for Exchanging Shares --
your
Institutional        Institutional shares. To exchange your shares, call the
shares for           Trust and Investment Department at Fifth Third Bank,
Institutional        Fifth Third Securities, Inc.--Institutional Investment
shares of any        Division, the sponsor of your qualified employee
other Fifth Third    retirement plan or the broker-dealer, investment advisor,
Fund. No             financial planner or other institution through which you
transaction fees     purchased your shares for exchange procedures or call 1-
are charged for      800-282-5706.
exchanges. Be
sure to read the     Notes on exchanges
Prospectus
carefully of any     To prevent disruption in the management of the Funds,
Fund into which      market timing strategies and frequent exchange activity
you wish to          may be limited by the Funds. Although not anticipated,
exchange shares.     the Funds may reject exchanges, or change or terminate
                     rights to exchange shares at any time.
You must meet the
minimum              Shares of the new Fund must be held in the same account
investment           name, with the same registration and tax identification
requirements for     numbers, as the shares of the old Fund.
the Fund into
which you are        The Exchange Privilege may be changed or eliminated at
exchanging.          any time.
Exchanges from
one Fund to          The Exchange Privilege is available only in states where
another are          shares of the Funds may be sold.
taxable for
investors subject    All exchanges are based on the relative net asset value
to federal or        next determined after the exchange order is received by
state income         the Funds.
taxation. These
procedures apply
only to exchanges
between existing
accounts.

Dividends And Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the Strategic Income Fund. Dividends, if any, are declared and paid quarterly by the Multicap Value Fund and Microcap Value Fund. Dividends if any, are declared and paid annually by the Worldwide Fund. Capital gains, if any, are distributed at least annually.

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

            Shareholder Information
Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Financial Highlights
The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' Financial Statements are included in Fifth Third/Maxus Funds' Annual Report, which is available upon request.

                                              Fifth Third Multicap Value Fund***
                                         Institutional Shares

                                                 01/01/00 01/01/99 2/1/98**
                                                    to       to       to
                                                 12/31/00 12/31/99 12/31/98
Per Share Data                                   -------- -------- --------
Net Asset Value--Beginning of Period              $17.52   $15.92   $15.92
----------------------------------------------------------------------------
Net Investment Income                               0.28     0.25      --
Net Gains or Losses on Securities (realized and
 unrealized)                                        3.88     1.86      --
----------------------------------------------------------------------------
 Total from Investment Operations                   4.16     2.11      --
----------------------------------------------------------------------------
Distributions
 Net investment income                             (0.24)   (0.26)     --
 Capital gains                                     (2.72)   (0.25)     --
 Return of capital                                 (0.08)     --       --
----------------------------------------------------------------------------
 Total Distributions                               (3.04)   (0.51)     --
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net Asset Value--End of Period                    $18.64   $17.52   $15.92
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return                                       23.78%   13.26%    0.00%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets at end of period (thousands)           $  949   $  546   $    0
Ratio of expenses to average net assets             1.33%    1.33%    1.30%*
Ratio of net income to average net assets           1.41%    1.62%    1.65%*
Portfolio turnover rate                              121%      78%     118%*
----------------------------------------------------------------------------
----------------------------------------------------------------------------

*  Annualized.
**  Commencement of operations.
*** Information reflects performance of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund was consolidated with the Fifth Third Multicap Value Fund.

            Financial Highlights

                                              Fifth Third Microcap Value Fund***
                                        Institutional Shares

                                                 01/01/00  01/01/99  2/1/98**
                                                    to        to        to
                                                 12/31/00  12/31/99  12/31/98
Per Share Data                                   --------  --------  --------
Net Asset Value--Beginning of Period              $ 5.62    $ 4.82    $ 5.00
-------------------------------------------------------------------------------
Net Investment Income                               0.06     (0.04)    (0.05)
Net Gains or Losses on Securities (realized and
 unrealized)                                       (0.13)     1.08     (0.09)
-------------------------------------------------------------------------------
 Total from Investment Operations                  (0.07)     1.04     (0.14)
-------------------------------------------------------------------------------
Distributions
 Net investment income                             (0.05)      --        --
 Capital gains                                     (0.59)    (0.24)    (0.04)
-------------------------------------------------------------------------------
 Total Distributions                               (0.64)    (0.24)    (0.04)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value--End of Period                    $ 4.91    $ 5.62    $ 4.82
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return                                       (1.21)%   21.60%    (2.87)%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets at end of period (thousands)           $6,743    $3,283    $1,156
Ratio of expenses to average net assets             1.40%     1.60%     2.19%*
Ratio of net income to average net assets           1.03%    (0.32)%   (0.83)%*
Portfolio turnover rate                              116%       96%      109%*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*  Annualized.
**  Commencement of operations.
*** Information reflects performance of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund was consolidated with the Fifth Third Microcap Value Fund.

            Financial Highlights
                                            Fifth Third Strategic Income Fund***
                                        Institutional Shares

                                                 01/01/00 01/01/99  2/1/98**
                                                    to       to        to
                                                 12/31/00 12/31/99  12/31/98
                                                 -------- --------  --------
Net Asset Value--Beginning of Period              $ 9.23   $10.62    $11.31
-----------------------------------------------------------------------------
Net Investment Income/(Loss)                        0.78     0.87      0.33
Net Gains or Losses on Securities (realized and
 unrealized)                                        0.70    (1.43)    (0.50)
-----------------------------------------------------------------------------
 Total from Investment Operations                   1.48    (0.56)    (0.17)
-----------------------------------------------------------------------------
Distributions
 Net investment income                             (0.75)   (0.83)    (0.33)
 Capital gains                                       --       --      (0.19)
-----------------------------------------------------------------------------
 Total Distributions                               (0.75)   (0.83)    (0.52)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Asset Value--End of Period                    $ 9.96   $ 9.23    $10.62
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return                                       16.52%   (5.61)%    3.54%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets at end of period (thousands)           $3,349   $2,540    $  426
Ratio of expenses to average net assets             1.35%    1.41%     1.37%*
Ratio of net income to average net assets           8.03%    8.37%     7.02%*
Portfolio turnover rate                               48%      51%       59%*
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

*  Annualized.
**  Commencement of operations.
*** Information reflects performance of the Fifth Third/Maxus Income Fund. On August 13, 2001, the Fifth Third/Maxus Income Fund was consolidated with the Fifth Third Strategic Income Fund.

            Financial Highlights
                                                   Fifth Third Worldwide Fund***
                                           Institutional Shares

                                                 01/01/00   01/01/99 2/1/98**
                                                    to         to       to
                                                 12/31/00   12/31/99 12/31/98
                                                 --------   -------- --------
Net Asset Value--Beginning of Period             $ 19.30     $13.30   $10.38
-------------------------------------------------------------------------------
Net Investment Income/(Loss)                       (0.12)      0.03    (0.11)
Net Gains or Losses on Securities (realized and
 unrealized)                                       (2.00)      6.78     3.76
-------------------------------------------------------------------------------
 Total from Investment Operations                  (2.12)      6.81     3.65
-------------------------------------------------------------------------------
Distributions
 Net investment income                               --         --       --
 Capital gains                                     (2.95)     (0.81)   (0.73)
 Return of capital                                   --         --       --
-------------------------------------------------------------------------------
 Total Distributions                               (2.95)     (0.81)   (0.73)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value--End of Period                   $ 14.23     $19.30   $13.30
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return                                      (12.16)%    51.29%   35.24%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets at end of period (thousands)          $ 1,232     $1,230   $    9
Ratio of expenses to average net assets             1.44%      1.42%    2.13%*
Ratio of net income to average net assets          (0.63)%     0.01%   (0.60)%*
Portfolio turnover rate                             1204%      1172%    2792%*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*  Annualized.
**  Commencement of operations.
*** Information reflects performance of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, the Fifth Third/Maxus Laureate Fund was consolidated with the Fifth Third Worldwide Fund.

Addresses
--------------------------------------------------------------------------------

Fifth Third Multicap Value Fund                   Fifth Third Funds
Fifth Third Microcap Value Fund                   c/o Fifth Third Bank
Fifth Third Strategic Income Fund                 38 Fountain Square Plaza
Fifth Third Worldwide Fund                        Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                                Fifth Third Asset Management
                                                        Inc.
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
   Agent, and Sub-Administrator                   Fifth Third Bank
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                     BISYS Fund Services Limited
                                                        Partnership
                                                  3435 Stelzer Road
                                                  Columbus, Ohio 43219

--------------------------------------------------------------------------------

Sub-Transfer Agent                                BISYS Fund Services Ohio, Inc.
                                                  3435 Stetzler Road
                                                  Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                              Arthur Andersen LLP
                                                  720 E. Pete Rose Way
                                                  Suite 400
                                                  Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                            Telephone: 1-888-799-5353
                          Internet: http://www.53.com*

--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 .    For a fee, by writing the Public Reference Section of the Commission,
     Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

 .    At no charge from the Commission's Website at http://www.sec.gov.




                           [LOGO of Fifth Third Funds]


                                       Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                       Statement of Additional Information
                                August 13, 2001

This Statement of Additional Information (the "SAI") relates to the Prospectus of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated August 13, 2001:

 .   Fifth Third Multicap Value Fund
 .   Fifth Third Microcap Value Fund
 .   Fifth Third Strategic Income Fund
 .   Fifth Third Worldwide Fund



This Statement of Additional Information is incorporated in its entirety into this Prospectus. This SAI should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(888) 799-5353. This SAI is not a prospectus.

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

The information required by Items 10 through 22 for the above-referenced Funds of Fifth Third Funds (the "registrant") is hereby incorporated by reference to Part B of Post-Effective Amendment No. 36 to the Registrant's Registration Statement of Form N-1A, filed with the Securities and Exchange Commission on November 30, 2000.

                                TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST.........................................................2


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.............................................4

   INVESTMENT OBJECTIVES....................................................................4
   INVESTMENT LIMITATIONS...................................................................4
   FUNDAMENTAL LIMITATIONS..................................................................4
   NON-FUNDAMENTAL LIMITATIONS..............................................................5

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES...................6

   TYPES OF INVESTMENTS.....................................................................7
   PORTFOLIO TURNOVER......................................................................14

FIFTH THIRD FUNDS MANAGEMENT...............................................................15

   OFFICERS AND TRUSTEES...................................................................15
   TRUST OWNERSHIP.........................................................................15
   TRUSTEE LIABILITY.......................................................................16
   CODES OF ETHICS.........................................................................16

INVESTMENT ADVISORY SERVICES...............................................................16

   INVESTMENT ADVISORS TO THE TRUST........................................................16
   ADVISORY FEES...........................................................................16
   ADMINISTRATIVE SERVICES.................................................................16
   CUSTODY OF FUND ASSETS..................................................................17
   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT............................................17

BROKERAGE TRANSACTIONS.....................................................................17


PURCHASING SHARES..........................................................................18

   DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES ONLY)......18
   PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES.............19
   CONVERSION OF INVESTMENT B SHARES TO INVESTMENT A SHARES................................19
   CONVERSION TO FEDERAL FUNDS.............................................................19
   EXCHANGING SECURITIES FOR FUND SHARES...................................................20
   PAYMENTS TO DEALERS.....................................................................20

REDEEMING SHARES...........................................................................20

   REDEMPTION IN KIND......................................................................21
   POSTPONEMENT OF REDEMPTIONS.............................................................21

DETERMINING NET ASSET VALUE................................................................21

   DETERMINING MARKET VALUE OF SECURITIES..................................................21
   TRADING IN FOREIGN SECURITIES...........................................................22

TAX STATUS.................................................................................22

   FOREIGN TAXES...........................................................................24
   PERFORMANCE COMPARISONS.................................................................24

FINANCIAL STATEMENTS.......................................................................27


APPENDIX...................................................................................28


                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:


-----------------------------------------------------------------------------------------------------------------
       Funds           Institutional        Advisor         Investment A       Investment B      Investment C
       -----           -------------        -------         ------------       ------------      ------------
-----------------------------------------------------------------------------------------------------------------
Fifth Third
Multicap Value Fund          X                 X                  X                  X                 X
("Multicap Value
Fund")
-----------------------------------------------------------------------------------------------------------------
Fifth Third
Microcap Value Fund          X                 X                  X                  X                 X
("Microcap Value
Fund")
-----------------------------------------------------------------------------------------------------------------
Fifth Third
Strategic Income             X                 X
Fund ("Strategic
Income Fund")
-----------------------------------------------------------------------------------------------------------------
Fifth Third
Worldwide Fund               X                 X
("Worldwide Fund")
-----------------------------------------------------------------------------------------------------------------


Each Fund, is an "open-end" management investment company and is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Advisor, Service, Investment A, Investment B, and Investment C shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fifth Third Funds or such Fund.

     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management Inc. (the "Advisor").

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectus states the investment objective of each Fund and discusses certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus.

       Investment Objectives

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

       Investment Limitations

       Fundamental Limitations

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's Shares.


Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Funds described herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one- third of the value of its total assets, including the amount borrowed; and except to the extent that funds in which the Worldwide Fund may invest may enter into futures contracts, as applicable.

The Funds described herein will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds described herein will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds described herein intend to borrow money.


Selling Short and Buying on Margin.
-----------------------------------

None of the Funds described herein will sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Worldwide Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


Pledging Assets.
----------------

The Funds described herein will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.


Lending Cash or Securities.
---------------------------

The Funds described herein will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Investing in Commodities.
-------------------------

None of the Funds described herein will purchase or sell commodities or commodity contracts except to the extent that the Funds described herein may engage in transactions involving financial futures contracts or options on financial futures contracts.


Investing in Real Estate.
-------------------------

None of the Funds described herein will purchase or sell real estate, including limited partnership interests, although each of these Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Concentration of Investments.
-----------------------------

The Multicap Value Fund, Microcap Value Fund, Strategic Income Fund, and Worldwide Fund will not invest 25% or more of the values of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

Diversification of Investments.
-------------------------------

With respect to 75% of the value of their respective total assets, none of the Funds described herein will purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result (i) more than 5% of the value of its total assets would be invested in the securities of that issuer or (ii) the Funds described herein would hold more than 10% of the outstanding voting securities of any one issuer.

Dealing in Puts and Calls.
--------------------------

None of the Funds will buy or sell puts, calls, straddles, spreads, or any combination of these.

Underwriting.
-------------

None of the Funds described herein will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

       Non-Fundamental Limitations

Except as provided below, each Fund has adopted the following non- fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

Concentration of Investments.
-----------------------------

The Multicap Value Fund, Microcap Value Fund and Strategic Income Fund will not invest 25% or more of the values of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The Worldwide Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the mutual fund industry.

Investing in Illiquid Securities.
---------------------------------

The Funds described herein will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Advisor to be liquid, and non- negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and Worldwide Fund, shares of open-end investment companies will be considered illiquid if the Strategic Income Fund or Worldwide Fund hold over 1% of the issuing investment company's total outstanding securities.

Investing in Investment Companies
---------------------------------

The Worldwide Fund may not invest in securities other than those issued by open-end registered investment companies, including money market funds (this restriction does not preclude the use of the Custodian's money market deposit account for idle cash balances of the Fund).

Investing in Securities of Other Investment Companies.
------------------------------------------------------

The Funds described herein will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Multicap Value Fund and Microcap Value Fund will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds described herein will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Investing in Put Options.
-------------------------

The Funds will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options.
-----------------------------

The Worldwide Fund will not write call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

    ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

       Types of Investments

Bank Instruments.
-----------------

The Funds may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

Bear Funds
----------

Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

  Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pays or receives as the result of the transaction.

Closed-End Investment Companies
-------------------------------

Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund Termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the Shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the Shares until Shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the Shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the Shares owned by a Shareholder will not relieve the Shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferor's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.


Futures and Options Transactions.
---------------------------------

Funds in which the Worldwide Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of Shares of the funds, the funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The funds may also write covered call options on portfolio securities to attempt to increase current income.

The funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.


Futures Contracts.
------------------

Funds in which the Worldwide Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The Worldwide Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.


Stock Index Options.
--------------------

The Multicap Value Fund may purchase options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


Put Options on Financial Futures Contracts.
-------------------------------------------

Funds in which the Worldwide Fund invests may purchase listed put options on financial futures contracts. The funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a fund upon the sale of the second option will be large enough to offset both the premium paid by a fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A fund would then deliver the futures contract in return for payment of the strike price. If a fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

Call Options on Financial Futures Contracts.
--------------------------------------------

Funds in which the Worldwide Fund invests may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates. When a fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a fund's portfolio securities.

Prior to the expiration of a call written by a fund, or exercise of it by the buyer, a fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a fund for the initial option. The net premium income of a fund will then substantially offset the realized decrease in value of the hedged securities.

Limitation on Open Futures Positions.
-------------------------------------

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation. This limitation does not apply to funds in which the Worldwide Fund may invest.


"Margin" in Futures Transactions.
---------------------------------

Unlike the purchase or sale of a security, the funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put Options on Portfolio Securities.
-----------------------------------------------

The funds in which the Worldwide Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Writing Covered Call Options on Portfolio Securities.
-----------------------------------------------------

The funds in which the Worldwide Fund invests may also write covered call options to generate income. As the writer of a call option, a fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).


Over-the-Counter Options.
-------------------------

The funds in which the Worldwide Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

Convertible Securities.
-----------------------

The funds in which the Worldwide Fund invests, as well as the Multicap Value Fund and Strategic Income Fund, may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants.
---------

The funds in which the Worldwide Fund may invests may purchase warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Cash.
-----

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of the Strategic Income Fund, the Fund's yield.


Foreign Currency Transactions.
------------------------------

The funds in which the Worldwide Fund may invest may engage in foreign currency transactions.


Currency Risks.
---------------

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Worldwide Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Worldwide Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

The funds in which the Worldwide Fund may invest may engage in foreign currency exchange transactions in connection with its portfolio investments. The Worldwide Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.


Forward Foreign Currency Exchange Contracts.
--------------------------------------------

The funds in which the Worldwide Fund may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships.

Foreign Currency Options.
-------------------------

The Worldwide Fund may purchase funds that engage in foreign currency option transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect a fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise their put option. Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Worldwide Fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.


Special Risks Associated with Foreign Currency Options.
-------------------------------------------------------

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.


Foreign Currency Futures Transactions.
--------------------------------------

By using foreign currency futures contracts and options on such contracts, the funds in which the Worldwide Fund may invest may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

Special Risks Associated with Foreign Currency Futures Contracts and Related
----------------------------------------------------------------------------
Options.
--------

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Worldwide Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


U.S. Government Obligations.
----------------------------

The types of U.S. government obligations in which any of the Funds may invest directly or indirectly include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     .    the issuer's right to borrow from the U.S. Treasury;

     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

Variable Rate U.S. Government Securities.
-----------------------------------------

Some of the short-term U.S. government securities in which the Funds may invest directly or indirectly carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

Repurchase Agreements.
----------------------

Each Fund may either directly or indirectly enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements.
------------------------------

Except as provided above, the Funds may directly or indirectly enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


Lending of Portfolio Securities.
--------------------------------

Each Fund may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


Restricted and Illiquid Securities.
-----------------------------------

Each Fund may invest directly or indirectly in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are generally liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.


Temporary and Defensive Investments.
------------------------------------

Each Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

       Portfolio Turnover

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds:


-----------------------------------------------------------------------------------------------------------------------------------
                             Fiscal Year Ended December 31, 2000      Fiscal Year Ended December 31, 1999          December 1998
-----------------------------------------------------------------------------------------------------------------------------------
Multicap Value Fund                          121%                                     78%                              118%
-----------------------------------------------------------------------------------------------------------------------------------
Microcap Value Fund                          116%                                     96%                              109%*
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                        48%                                      51%                               59%
-----------------------------------------------------------------------------------------------------------------------------------
Worldwide Fund                              1204%                                    1172%                            2792%
-----------------------------------------------------------------------------------------------------------------------------------

* For period 2/98 - 12/98. Annualized.

                          FIFTH THIRD FUNDS MANAGEMENT

       Officers and Trustees

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. The Board of Trustees of the Fifth Third Funds has overall responsibility for the Funds. There are currently two Trustees, one of whom is an "interested person" of the Funds, as that term is defined the 1940 Act.

     Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc., an Eyewear Retailer (retired July, 1993).

     Edward Burke Carey*, 394 East Town Street, Columbus, OH 43215. Birthdate:
     July 2, 1945. Member of the Board of Trustees, President of Carey Realty Investments.

     David J. Durham, 3212 Church Street, Cincinnati, Ohio 45244. Birthdate: May 10, 1945. Member of the Board of Trustees, President and Chief Executive Officer of Clipper Products, Inc. a wholesale distributor, 1997-present. Independent Contractor, West Shell (real estate), 1995-1997.

     J. Joseph Hale, Jr., 139 E. Fourth Street, 2900 AT, Cincinnati, OH 45202.
     Birthdate: September 11, 1949. Member of the Board of Trustees, President of The Cincinnati Gas & Electric Co., The Union Light Heat & Power Co., Vice-President, Corporate Communications Cinergy Corp, and President of Cinergy Foundation, Inc. (Formerly PSI Foundation)

     Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     May 19, 1959. President of the Trust, and formerly the Vice President, Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

     Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     April 26, 1968. Secretary of the Trust, and employee of BISYS Fund Services Limited Partnership.

     Gary R. Tenkman, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     September 16, 1970. Treasurer of the Trust, and employee of BISYS Fund Services Limited Partnership.

     Karen L. Blair, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     February 26, 1966. Assistant Secretary and Assistant Treasurer of the Trust, and employee of BISYS Fund Services Limited Partnership.

     *Considered to be an "interested person" of the Funds as defined in the 1940 Act.

       Trust Ownership

     As of July 25, 2001, the Officers and Trustees owned less than 1% of any class of any Fund.

        Trustees' Compensation

                                                          Aggregate Compensation
Name and Position with Trust                                    from Trust*
----------------------------                                    -----------

Edward Burke Carey, Trustee                                       $7,800
Lee A. Carter, Trustee                                            $7,800
Albert E. Harris, Trustee, Chairman of the Board                  $9,800


* Information is furnished for the fiscal year ended July 31, 2000. The Trust is the only investment company in the Fund complex.

       Trustee Liability


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

       Codes of Ethics

Fifth Third Asset Management Inc., as investment advisor to the Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                          INVESTMENT ADVISORY SERVICES

       Investment Advisors to the Trust

Fifth Third Asset Management Inc. serves as investment advisor to all Funds. It provides investment advisory services through its Trust and Investment Division. Fifth Third Asset Management Inc. is a wholly-owned subsidiary of Fifth Third Bank.

The Advisor shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


       Advisory Fees

For its advisory services, Fifth Third Asset Management Inc. receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds for the fiscal years ended December 31, 2000, December 31, 1999, and December 31, 1998 (amounts in thousands):
1


---------------------------------------------------------------------------------------------------
                              Fiscal Year Ended      Fiscal Year Ended      Fiscal Year Ended
                              December 31, 2000      December 31, 1999      December 31, 1998
---------------------------------------------------------------------------------------------------
Multicap Value Fund               $430,473                $472,564              $549,278
---------------------------------------------------------------------------------------------------
Microcap Value Fund               $206,990                 $92,107               $29,111
---------------------------------------------------------------------------------------------------
Strategic Income Fund             $319,844                $333,569              $396,884
---------------------------------------------------------------------------------------------------
Worldwide Fund                    $468,335                $179,888               $47,163
---------------------------------------------------------------------------------------------------

1 These figures reflect the investment advisory fee paid to the former Advisor.

       Administrative Services

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds for the fees set forth in the prospectus.

Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS.

During the last fiscal year, the Funds paid the Administrator the following fees: 1


------------------------------------------------------------------------------------------------
                           Fiscal Year Ended      Fiscal Year Ended      Fiscal Year Ended
                           December 31, 2000      December 31, 1999      December 31, 1998
------------------------------------------------------------------------------------------------
Multicap Value Fund             $41,175                $42,065                $46,077
------------------------------------------------------------------------------------------------
Microcap Value Fund             $27,468                $23,714                $7,940
------------------------------------------------------------------------------------------------
Strategic Income Fund           $41,175                $41,104                $40,603
------------------------------------------------------------------------------------------------
Worldwide Fund                  $39,694                $30,281                $24,713
------------------------------------------------------------------------------------------------


1 These figures reflect the investment advisory fee paid to the former Administrator.

       Custody of Fund Assets

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.

       Transfer Agent and Dividend Disbursing Agent

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

BISYS Fund Services Ohio, Inc. serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event, the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.


LEGAL COUNSEL
-------------
Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

         Underwriter

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, acts as principal underwriter and distributor to the Fund. Rodney Ruehle, Gary R. Tenkman and Karen L. Blair are affiliated persons as officers of the Fund and employees of BISYS.

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. It determines in good faith, that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended December 31, 2000, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts: Multicap Value Fund: $283,201; Microcap Value Fund:
$202,579; Strategic Income Fund: $130,292; and Worldwide Fund: $0. For the fiscal year ended December 31, 1999, the Funds paid brokerage commissions in the following amounts: Mulitcap Value Fund: $277,638; Microcap Value Fund: $64,128; Strategic Income Fund: $138,625; and Worldwide Fund: $30,281. For the fiscal year ended December 31, 1998, the Funds paid brokerage commissions in the following amounts: Mulitcap Value Fund: $379,744; Microcap Value Fund: $41,250; Strategic Income Fund: $173,226; and Worldwide Fund: $24,713.


The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Advisor in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor. Such information may be useful to Fifth Third Bank in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as it invests assets of other accounts that it manages. When one of the Funds and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Institutional, Advisor, Investment A, Investment B or Investment C shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

       Distribution Plan and Administrative Services Agreement (Investment C shares Only)

With respect to Advisor, Investment A, Investment B, and Investment C shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

Pursuant to the Plan, with respect to Advisor shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.50% of the average aggregate net asset value of the Advisor shares of each applicable Fund held during the month.

Pursuant to the Plan, with respect to Investment A shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A shares of each applicable Fund held during the month.

Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B shares, are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B shares of each applicable Fund held during the month.

Pursuant to the Plan, with respect to Investment C shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C shares of each applicable Fund held during the month. In addition, Investment C shares will also pay a shareholder servicing fee of up to 0.25% of average aggregate net assets of the Investment C shares.


       Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund
       Shares

Investors may purchase Investment A shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

       Conversion of Investment B shares to Investment A shares

A shareholder's Investment B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Investment A shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Investment B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A shares than the shares so converted.

       Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

       Exchanging Securities for Fund Shares

Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

       Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the Distributor may elect to pay up to the following amounts:

                AMOUNT OF                                       INVESTMENT
           INVESTMENT ($)                                         A SHARES
           --------------                                         --------

Under 50,000                                                        3.825%
50,000 but under 100,000                                             3.40%
100,000 but under 150,000                                            2.55%
150,000 but under 250,000                                            1.70%
250,000 but under 500,000                                            0.85%
500,000 and above                                                    0.50%*
-----------------

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the Distributor which provides for such payment. The Distributor currently imposes no additional conditions on any financial professional to amend its agreement with the Distributor to provide for such payment.

Under certain circumstances the Distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the Distributor.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Investment A shares and Investment C shares redeemed within one (1) year of purchase and Investment B shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C shares elects not to receive a commission from the distributor with respect to its sale of such shares.

       Redemption in Kind

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

       Postponement of Redemptions

No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.

                           DETERMINING NET ASSET VALUE

Net asset values of the Funds generally may change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus.

       Determining Market Value of Securities

The value of the Funds' portfolio securities are determined as follows:

 . for equity securities, according to the last sale price on a national securities exchange, if available;

 . in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

 . for unlisted equity securities, the latest bid prices;

 . for bonds and other fixed income securities, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

 . for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options, and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

       Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the New York Stock Exchange. In computing the net asset value, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

Qualification as a Regulated Investment Company

Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a registered investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

Distributions

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment. Any dividend declared by a Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Selling Shares

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Borrowing

If a Fund Shareholder borrows money to buy Fund Shares, such Shareholder may not deduct the interest on that loan. Under Internal Revenue Service rules, Fund Shares may be treated as having been bought with borrowed money even if the purchase of the Fund Shares cannot be traced directly to borrowed money.

Hedging

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Discount Securities

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Backup Withholding

The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

         Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

                            PERFORMANCE INFORMATION

                             Institutional Shares/1/
                          Average Annual Total Return
                    For the Period Ended December 31, 2000


                                                                   Since
Fund Name                      1 Year    5 Years    10 Years     Inception
---------                      ------    -------    --------     ---------

Multicap Value Fund            23.78%         --          --       13.10%
Microcap Value Fund            -1.21          --          --        5.44
Strategic Income Fund          16.52          --          --        6.40
Worldwide Fund                -12.16          --          --       21.14

1 For the period prior to August 13, 2001, the quoted performance of the Funds reflect the performance of the Institutional Shares of the former respective Fifth Third/Maxus Funds. On August 13, 2001, those Funds, registered open-end investment companys managed by Fifth Third Asset Management, Inc., were merged into the Fifth Third Funds.

                                Advisor Shares/2/
                         Average Annual Total Returns
                    For the Period Ended December 31, 2000



                                                                   Since
Fund Name                      1 Year    5 Years    10 Years     Inception
---------                      ------    -------    --------     ---------

Multicap Value Fund             23.3%     14.2%       16.5%          --%
Microcap Value Fund             -1.4        --          --          5.1
Strategic Income Fund           16.0       6.6         7.9           --
Worldwide Fund                 -12.4      17.9        14.0           --

2 For the period prior to August 13, 2001, the quoted performance of the Funds reflect the performance of the Investor Shares of the former respective
  Fifth Third/Maxus Funds. On August 13, 2001, those Funds, registered open-end investment companys managed by Fifth Third Asset Management, Inc., were merged into the Fifth Third Funds.

                              Investment A Shares
                         Average Annual Total Returns
                    For the Period Ended December 31, 2000

                                                                   Since
Fund Name                      1 Year    5 Years    10 Years     Inception
---------                      ------    -------    --------     ---------

Multicap Value Fund/3/         17.75%    13.13%      15.98%       13.04%
Microcap Value Fund/4/         -5.89        --          --         3.53

3 For the period prior to August 13, 2001, the quoted performance of Investment
  A Shares reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund, adjusted to reflect the sales charges for Investment A Shares. On August 13, 2001, that Fund, a registered open-ended investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multicap Value Fund.

4 For the period prior to August 13,2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment A shares. On August 13, 2001, that Fund, a registered open-ended investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Microcap Value Fund.

                              Investment B Shares
                         Average Annual Total Returns
                    For the Period Ended December 31, 2000


                                                                   Since
Fund Name                      1 Year    5 Years    10 Years     Inception
---------                      ------    -------    --------     ---------

Multicap Value Fund/5/         17.69%    13.38%      15.94%        12.95%
Microcap Value Fund/6/         -6.78        --          --          3.65

5 For the period prior to August 13, 2001, the quoted performance of Investment
  B shares of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund, adjusted to reflect the expenses and sales charges for the Investment B shares.

6 For the period prior to August 13, 2001, the quoted performance of Investment
  B shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment B shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Microcap Value Fund.

                              Investment C Shares
                         Average Annual Total Returns
                    For the Period Ended December 31, 2000


                                                                   Since
Fund Name                      1 Year    5 Years    10 Years     Inception
---------                      ------    -------    --------     ---------

Multicap Value Fund/7/         21.69%    13.62%      15.94%        12.95%
Microcap Value Fund/8/         -2.85        --          --          4.61

7 For the period prior to August 13, 2001, the quoted performance of Investment
  C shares of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund, adjusted to reflect the expenses and sales charges for Investment C shares.

8 For the period prior to August 13, 2001, the quoted performance of Investment
  C shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Microcap Value Fund.

                            PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     . Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

     . Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

     . Lehman Muni Bond Fund Index is a broad-based total return index comprised of 8,000 Investment grade, fixed rate, tax-exempt, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one month lag.

     . Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment- grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB.

     . Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984.

     . Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

     . Lehman Brothers Intermediate Corporate Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

     . Lehman Brothers Intermediate Government/Corporate Bond Index: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     . Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984.

     . Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

     . Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature.

     . Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

     . Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and
     4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

     . Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better).

     . Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better).

     . Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

     . Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

     . Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

     . Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Russell 2000 Index is a market capitalization weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

     . Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

     . Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

     . Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

     . Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.

     . S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

     . S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium- sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation.

     . Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

     . Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

     . Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion.

     Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

     Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

     The financial statements for the Funds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third/Maxus Funds dated December 31, 2000. (File Nos. 033-30003 and 811-05865.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- I +.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1 +--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

 . Leading market positions in well-established industries.

 . High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

       (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
       (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
       (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
       (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
       (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
       (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
       (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
       (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
       (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST



Section 1. Shares of Beneficial Interest.

       The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
       Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

       Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

       Fifth Third Government Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;

       Fifth Third Prime Money Market Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Institutional Shares;

       Fifth Third Tax Exempt Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;

       Fifth Third Quality Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

       Fifth Third Equity Income Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

       Fifth Third Pinnacle Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

       Fifth Third Balanced Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

       Fifth Third Mid Cap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

       Fifth Third International Equity Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

       Fifth Third Technology Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

       Fifth Third Intermediate Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Long Term Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares

       Fifth U. S. Government Securities Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Intermediate Municipal Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Ohio Tax Free Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

       Fifth Third U.S. Treasury Money Market Fund;

                  Institutional Shares;

       Fifth Third Strategic Income Fund;

                  Institutional Shares;
                  Advisor  Shares;

       Fifth Third Multicap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Worldwide Fund

                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Microcap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Institutional Government Money Market Fund;

                  Institutional Shares;
                  Service Shares;

       Fifth Third Institutional Money Market Fund;

                  Institutional Shares;
                  Service Shares;

       Fifth Third Michigan Municipal Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third International GDP Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Small Cap Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Large Cap Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Equity Index Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Large Cap Value Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;


       Fifth Third Short Term Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Michigan Municipal Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Municipal Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

       Fifth Third Ohio Tax Exempt Money Market Fund;

                  Investment A Shares; and
                  Institutional Shares.

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

       (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

       (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

       (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of
       Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

       (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

       (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

       (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

       (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

       (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.



                                   ARTICLE IV

                                  THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

       On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to
       Article IV, Section 5.

Section 3. Term of Office of Trustees.

       The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.



Section 7. Ownership of Assets.

       The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS



Section 1. Voting Powers.

       Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

       A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

       Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

       (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

       (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

       (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

       Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

       The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

       The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

       No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

       Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

       The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

       The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

Section 3. Establishment of Record Dates.

       The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

       (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

       The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                   ARTICLE IV

                             SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

       A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the

       Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                   ARTICLE IX

                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

       No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                                   ARTICLE XIV

                             REPORT TO SHAREHOLDERS

       The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d)    (i)    Form of Investment Advisory Contract between the Registrant and
              Fifth Third Asset Management Inc. (incorporated by reference to
              Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

              (A) Form of Schedule A to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22,
                     2001)..

       (ii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

       (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

              (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

       (iv) Form of Sub-Advisory Agreement for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Asset Management Inc. and Fort Washington Investment Advisors, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

              (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

(e)    (i)    Distribution Agreement of the Registrant dated September 29, 2000
              (incorporated by reference to Registrant's Post-Effective
              Amendment No. 36 on Form N-1A filed on or about November 30,
              2000).

              (A) Form of Amended Schedules A, B and C to the Distribution Agreement are filed herewith.

       (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

              (A) Form of Amended Exhibit A to the Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

(f)    Not applicable.

(g)    (i)    Custody Agreement of the Registrant (incorporated by reference to
              Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

              (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

              (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                     1999).

       (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

              (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                     1999).

              (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)    (i)    Transfer Agency and Accounting Services Agreement of the
              Registrant (incorporated by reference to Registrant's
              Post-Effective Amendment No. 15 on Form N-1A filed on or about
              February 28, 1995).

              (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

       (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
              1997).

              (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

              (B) Form of Amended Schedule A to the Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

       (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

              (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

              (B) Form of Amended Schedule A to the Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

       (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
              2000).

(i)    Opinion of Ropes & Gray is filed herewith.

(j)    (i)    Consent of Ropes & Gray is filed herewith.

       (ii)   Consent of McCurdy & Associates is filed herewith.



(k)    Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on or about February 28, 1995).

(m)    (i)    Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form
              N-1A filed on or about September 29, 2000).

              (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan are filed herewith.

       (ii) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

              (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

       (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

              (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

       (iv) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

              (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

(n) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001)..

(p)    (i)    Codes of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)    (ii)   Code of Ethics for Fifth Third Bank (incorporated by reference to
              Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)    (iii)  Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)    (iv)   Code of Ethics for Morgan Stanley Dean Witter Investment
              Management Inc. (incorporated by reference to Registrant's
              Post-Effective Amendment No. 35 on Form N-1A filed on or about
              September 29, 2000).

Item 24. Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Advisor

FIFTH THIRD BANK

                                                                                  Other Substantial
                          Position with                                           Business, Profession,
Name                      Fifth Third Asset Management Inc.                       Vocation or Employment
----                      ---------------------------------                       ----------------------
Michael K. Keating        Director                                                Executive Vice President with Fifth Third Bank
James D. Berghausen       Director, President                                     Senior Vice President and Chief Investment
                                                                                  Officer with Fifth Third Bank
Paul L. Reynolds          Secretary                                               Senior Vice President with Fifth Third Bank
Robert Curtin             Treasurer and Assistant Secretary                       Vice President with Fifth Third Bank
Dennis Amato              Senior Vice President                                   Director of Value Strategies with Fifth Third
                                                                                  Bank
Richard Barone            Vice President                                          Vice President with Fifth Third Bank
James Benard              Vice President                                          Vice President with Fifth Third Bank
Allan Miller              Vice President                                          Vice President with Fifth Third Bank
Kevin S. Woodard          Assistant Secretary                                     Vice President with Fifth Third Bank
Amy D. Eisenbeis          Assistant Secretary                                     Vice President with Old Kent
Joseph T. Keating         Chief Market Strategist and Chief Fixed                 Chief Market Strategist and Chief
                          Income Officer                                          Fixed Income Officer with Fifth Third Bank
Mitchell L. Stapley       Director of Taxable Fixed Income                        Director of Fixed Income with Fifth Third Bank
Michael J. Martin         Director of Tax Free Fixed Income                       Director of Fixed Income with Fifth Third Bank
Allan J. Meyers           Director of Large Company Stock Management              Director of Equity Funds with Fifth Third Bank
David C. Eder             Director of Structured Equity Products                  Director of Equity Funds with Fifth Third Bank
Robert Cummisford         Director of Small Company Management                    Director of Equity Funds with Fifth Third Bank
Maureen P. Hale           Director Institutional Money Management                 Director Institutional Money Management with
                                                                                  Fifth Third Bank
John L. Cassady           Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Michael S. Gilmore        Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Sara M. Quirk             Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Todd M. Ridgway           Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Daniel R. Skubiz          Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Ronald G. Thompson        Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Brian J. Smolinski        Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Michael S. Gilmore        Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Cynthia M. Welton         Portfolio Manager                                       Portfolio Manager with Fifth Third Bank

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                         MORGAN STANLEY ASSET MANAGEMENT
                  Officers (Principals and Managing Directors)

John R. Alkire, Managing Director      W. David Armstrong, Managing Director
Arden C. Armstong, Managing Director   Jerome Baesel, Managing Director

Glenn E. Becker, Managing Director               Timothy R. Barron, Principal
Thomas L. Bennett, Managing Director             Richard M. Behler, Principal
Barton M. Biggs, Managing Director               Joseph C. Benedetti, Principal
Theodore R. Bigman, Managing Director            Amer Raji Bisat, Principal
Francine J. Bovich, Managing Director            E. Clayton Boggs , Principal
Andrew C. Brown, Managing Director               Richard James Boon, Principal
P.Dominic Caldecott, Managing Director           Geraldine T. Boyle, Principal
Frances Campion, Managing Director               Paul Gerard Boyne, Principal
John Coates, Managing Director                   Joseph A. Braccia, Principal
Stephen C. Cordy, Managing Director              Brian S. Bruman, Principal
Jacqueline A. Day, Managing Director             David P. Chu, Principal
Kenneth B. Dunn, Managing Director               Kate Cornish-Bowden, Principal
Stephen F. Esser, Managing Director              Beth A. Coyne, Principal
Philip W. Friedman, Managing Director            Marc Crespi, Principal
J. David Germany, Managing Director              Bradley S. Daniels, Principal
Tracey H. Ivey, Managing Director                Nathalie Francoise Degans, Principal
Margaret Kinsley Johnson, Managing Director      Mary Sue Highmore Dickinson, Principal
Nicholas J. Kovich, Managing Director            Thomas Dorr, Principal
Steven K. Kreider, Managing Director             Hassan Elmasry, Principal
Maryann K. Maiwald, Managing Director            Nicolaas Frits Fiene, Principal
Robert  J. Marcin, Managing Director             Robert J. Formisano, Principal
Jeffrey Margolis, Managing Director              Dennis F. Furey, Principal
Paul M. Martin, Managing Director                W. Blair Garff, Principal
Robert L. Meyer, Managing Director               William B. Gerlach, Principal
Margaret P. Naylor, Managing Director            Stephen T. Golding, Principal
Cory Pulfrey, Managing Director                  Benjamin J. Gord, Principal
Narayan Ramachandran, Managing Director          Thomas Grainger, Principal
Christine I. Reilly, Managing Director           Steve R. Guyer, Principal
Scott F. Richard, Managing Director              Stephen P. Haley, Principal
Robert A. Sargent, Managing Director             John D. Hevner, Principal
Harold J. Schaaff, Managing Director             Thomas J. Hughes, Principal
Gary G. Schlarbaum, Managing Director            Ruth A. Hughes-Guden, Principal
Roberto Sella, Managing Director                 James J. Jolinger, Principal
Vinod R. Sethi, Managing Director                Jaideep C. Khanna, Principal
Andy B.Skov, Managing Director                   Michael Kiley, Principal
Kunihiko Sugio, Managing Director                Paul W. Klug, Jr., Principal
Ann D. Thivierge, Managing Director              Peter Koenig, Principal
Horacio A. Valeiras, Managing Director           Brian L. Kramp, Principal
Marna C. Whittington, Managing Director          Michele  A. Kreisler, Principal
Richard G. Woolworth, Jr., Managing Director     Michael B. Kushma, Principal
Richard B. Worley, Managing Director             Tiong Seng Lee, Principal
Peter John Wright, Managing Director             Khoon-Min Lim, Principal
Laura H. Abramson, Principal                     Marianne J.  Lippmann, Principal
Warren Ackerman, III, Principal                  William David Lock, Principal
Suzanne S. Akers, Principal                      Jeremy Goulding Lodwick, Principal
Robert E. Angevine, Principal                    Gordon W. Loery, Principal
William S. Auslander, Principal                  Yvonne Longley, Principal
Kimberly L. Austin, Principal                    Deanna L. Loughnane, Principal
Eileen M. Barron, Principal                      Angelo G. Manioudakis, Principal
                                                 Ian Richard Martin, Principal
                                                 Teresa E. Martini, Principal
                                                 Phoebe McBee, Principal
                                                 Alexis E. McCarthy, Principal
                                                 Abigail L. McKenna, Principal
                                                 Mary Ann Milias, Principal
                                                 Nobuaki Miyatake, Principal
                                                 Mitesh Modi, Principal
                                                 Cyril Moulle-Berteaux, Principal
                                                 Earl L. Nelson, Principal
                                                 Paul F. O'Brien, Principal
                                                 Bradley F. Okita, Principal
                                                 Alexander A. Pena, Principal


Michael L. Perl, Principal             Joseph P. Stadler, Principal
Anthony J. Pesce, Principal            Neil Stone, Principal
Thomas B. Quantrille, Principal        Shunzo Tatsumi, Principal
Ronald K. Reese, Principal             Nicholas Hall Tingley, Principal
Michael J. Reinbold, Principal         Lorraine Truten, Principal
Christian G. Roth, Principal           Hiroshi Ueda, Principal
Donald P. Ryan, Principal              Elizabeth A. Vale, Principal
James H. Scott, Principal              Roberto Vedovotto, Principal
Stephen C. Sexauer, Principal          Willem Pieter Vinke, Principal
George Shows, Principal                Marjorie M. Wilcox, Principal
Neil S. Siegel, Principal              Bruce Wolf, Principal
Ashutosh Sinha, Principal              Marjorie Zwick, Principal
Kim I. Spellman, Principal


                       HEARTLAND CAPITAL MANAGEMENT, INC.

                                                          Other Substantial
                      Position with                       Business, Profession,
Name                  Heartland                           Vocation or Employment
----                  ---------                           ----------------------
Robert D. Markley     President and Chief Executive
                      Officer                             None
Thomas F. Maurath     Executive Vice President            None

               FORT WASHINGTON INVESTMENT ADVISORS, INC. (WSLIC)*

John F. Barrett, Director                        James A. Markley, Managing Director
William F. Ledwin, Director                      Charles E. Stutenroth, IV, Vice President
William J. Williams, Chairman of the Board       Augustine A. Long, Managing Director, Marketing
William F. Ledwin, President                     John J. O'Connor, Vice President
James J. Vance, Vice President & Treasurer       Brendan M. White, Vice President
Donald J. Wuebbling, Secretary                   William H. Bunn, Assistant Vice President
Rance G. Duke, Vice President                    Christopher J. Mahony, Assistant Vice President
John J. Goetz, Vice President                    Kenneth J. Ryan, Assistant Vice President
John C. Holden, Vice President                   Thomas R. Voglewede, Assistant Vice President
Roger M. Lanham, Vice President                  Timothy D. Speed, Assistant Treasurer
Robert H. Leshner, Managing Director             Richard K. Taulbee, Assistant


*Parent Company


Item 27. Principal Underwriters

       (a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, The Eureka Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., LEADER Funds, Mercantile Mutual Funds, Inc., Metamarkets.com Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Pacific Capital Funds, The Republic Investor Trust, Republic Advisor Funds Trust, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory

       Variable Insurance Funds, USAllianz Variable Insurance Products Trust, WHATIFI Funds, and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of January 18, 2001. were as follows:


Name and Principal                                                        Positions and Offices with
Business Address                 Positions and Offices with BISYS         Registrant
----------------                 --------------------------------         ----------
WC Subsidiary Corp.              Sole Limited Partner                     None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.        Sole General Partner                     None
3435 Stelzer Road
Columbus, Ohio 43219

Dennis Sheehan                   Executive Officer                        None
3435 Stelzer Road
Columbus, Ohio 43219

William Tomko                    Supervising Principal                    None
3435 Stelzer Road
Columbus, Ohio 43219

Gregory Trichtinger              Vice President                           None
3435 Stelzer Road
Columbus, Ohio 433219

Andrew Corbin                    Vice President                           None
3435 Stelzer Road
Columbus, Ohio 43219

Robert Tuch                      Assistant Secretary                      None
3435 Stelzer Road
Columbus, Ohio 43219

Olu T. Lawal                     Fin-Op                                   None
3435 Stelzer Road
Columbus, Ohio 43219


(c)    Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Distributor and Administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

BISYS Fund Services Ohio, Inc. (Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle Fund) 36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204

Morgan Stanley Dean Witter Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Forth Washington Investment Advisers, Inc. (Sub-Advisor to the Fifth Third Ohio Tax Exempt Money Market Fund)
420 East Fourth Street
Cincinnati, Ohio  45202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 13th day of August 2001.

                                FIFTH THIRD FUNDS

                                         BY: /s/ Jeffrey C. Cusick
                                            ------------------------------------
                                         Jeffrey C. Cusick, President

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 has been signed below by the following persons in the capacities and on the date indicated.


Signature                                Title                       Date



* /s/ Jeffrey C. Cusick      President                           August 13, 2001
---------------------------  (Principal Executive Officer)
Jeffrey C. Cusick

* /s/ Gary R. Tenkman         Treasurer (Principal Financial     August 13, 2001
---------------------         and Accounting Officer)
Gary R. Tenkman

* /s/ Edward Burke Carey      Trustee                            August 13, 2001
------------------------
Edward Burke Carey

* /s/ Albert E. Harris       Chairman and Trustee                August 13, 2001
----------------------
Albert E. Harris

* /s/ J. Joseph Hale         Trustee                             August 13, 2001
----------------------
J. Joseph Hale

* /s/ David J. Durham        Trustee                             August 13, 2001
----------------------
David J. Durham

*By:     /s/ Alyssa Albertelli
     ---------------------------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY
                                -----------------


       Jeffrey C. Cusick, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 28, 2001                        /s/ Jeffrey C. Cusick
                                            ---------------------
                                            Jeffrey C. Cusick

                                POWER OF ATTORNEY
                                -----------------


       Gary R. Tenkman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 21, 2000                        /s/ Gary R. Tenkman
       -------------------------            -------------------
                                            Gary R. Tenkman

                                POWER OF ATTORNEY
                                -----------------


       Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 21, 2000                        /s/ Edward Burke Carey
       -------------------------            ----------------------
                                            Edward Burke Carey

                                POWER OF ATTORNEY
                                -----------------


       Albert E. Harris, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 21, 2000                        /s/ Albert E. Harris
       -------------------------            --------------------
                                            Albert E. Harris

                                  EXHIBIT INDEX



(i)        Opinion of Ropes & Gray
(j) (i)    Consent of Ropes & Gray
(j)(ii)    Consent of McCurdy & Associates.